UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons Suite 200, Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 762-7085

Date of fiscal year end:   8/31

Date of reporting period:   11/30/18

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

November 30, 2018

(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Treasury Obligations (30.8%)
U.S. Treasury Notes
$50,000,000	0.75%, 2/15/19	$49,830,800
60,000,000	1.13%, 1/15/19	59,924,243
60,000,000	1.25%, 1/31/19	59,904,440
50,000,000	1.38%, 2/28/19	49,874,314
50,000,000	2.43% (USBMMY3M + 6 bps), 10/31/19	50,042,529
150,000,000	2.44% (USBMMY3M + 6 bps), 7/31/19	150,118,734
Total U.S. Treasury Obligations		419,695,060

Repurchase Agreements (58.0%)
25,000,000	Bank of Montreal, 2.24%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $25,004,667, collateralized by U.S. Treasury Obligations, (0.00% - 2.88%), (3/07/19 - 1/15/28), fair value of $25,500,001)	25,000,000
100,000,000	Fixed Income Clearing Corporation - Bank of New York, 2.25%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $100,018,750, collateralized by various U.S. Treasury Obligations, (1.63% - 2.25%), (2/15/26 - 11/15/27), fair value of $102,000,012)	100,000,000
11,400,000	Credit Agricole CIB, 2.21%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $11,402,100, collateralized by various U.S. Treasury Obligations, 3.75%, 11/15/43, fair value of $11,628,088)	11,400,000
215,000,000	Credit Agricole CIB, 2.26%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $215,040,492, collateralized by various U.S. Treasury Obligations, (1.63% - 2.63%), (2/28/23 - 2/15/26), fair value of $219,300,006)	215,000,000
10,000,000	Goldman Sachs & Co., 2.15%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $10,001,792, collateralized by a U.S. Treasury Obligation, 0.00%, 2/15/35, fair value of $10,200,008)	10,000,000

Principal Amount	Security Description	Amortized Cost

Repurchase Agreements, continued:
$100,000,000	Mizuho Securities USA LLC, 2.27%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $100,018,917, collateralized by various U.S. Treasury Obligations, (0.00% - 2.75%), (12/18/18 - 11/30/20), fair value of $102,000,010)	$100,000,000
100,000,000	Nomura Securities USA, 2.28%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $100,019,000, collateralized by various U.S. Treasury Obligations, (0.00% - 4.38%), (12/20/18 - 5/15/40), fair value of $102,000,003)	100,000,000
20,000,000	Royal Bank of Canada New York, 2.16%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $20,003,600, collateralized by various U.S. Treasury Obligations, 2.00%, 11/15/26, fair value of $20,400,068)	20,000,000
210,000,000	Fixed Income Clearing Corporation - State Street Corp., 2.25%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $210,039,375, collateralized by various U.S. Treasury Obligations, 2.25%, (6/15/21 - 2/15/27), fair value of $214,201,410)	210,000,000
Total Repurchase Agreements		791,400,000

Investment Companies (11.3%)

51,000,000	BlackRock Liquidity Funds T-Fund, Institutional Class, 2.27%	51,000,000
52,656,001	Goldman Sachs Financial Square Treasury Obligations Fund, 2.28%	52,656,001
51,000,000	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 2.29%	51,000,000
Total Investment Companies		154,656,001
Total Investments (Cost $1,365,751,061) - 100.1%		1,365,751,061
Liabilities in excess of other assets — (0.1)%		(728,049)
Net Assets - 100.0%		$1,365,023,012

USBMMY3M     3 Month Treasury Bill Rate

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Government Securities Money Market Fund

Schedule of Portfolio Investments

November 30, 2018

(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Government Agency Securities (13.1%)
Federal Farm Credit Bank
$30,000,000	2.19% (US0001M - 13 bps), 3/27/19	$29,999,519
30,000,000	2.20% (US0001M - 12 bps), 5/7/19	29,999,943
50,000,000	2.28%, 1/31/19 (a)	49,804,292
		109,803,754
Federal Home Loan Bank
30,000,000	2.16% (US0001M - 14 bps), 2/1/19	30,000,000
10,000,000	2.17% (US0001M - 14 bps), 1/2/19	10,000,000
30,000,000	2.17% (US0001M - 13 bps), 3/1/19	30,000,000
20,000,000	2.17% (US0003M - 16 bps), 6/12/19	20,012,271
20,000,000	2.39% (US0003M - 23 bps), 2/13/19	20,004,611
		110,016,882
Total U.S. Government Agency Securities		219,820,636

U.S. Treasury Obligations (26.9%)
U.S. Treasury Notes
40,000,000	0.75%, 2/15/19	39,864,640
60,000,000	1.13%, 1/15/19	59,924,244
60,000,000	1.25%, 12/15/18	59,981,324
60,000,000	1.25%, 1/31/19	59,904,440
50,000,000	1.63%, 3/31/19	49,867,147
40,000,000	2.43%, 10/31/19	40,034,023
140,000,000	2.44% (USBMMY3M + 6 bps), 7/31/19	140,110,106
Total U.S. Treasury Obligations		449,685,924

Repurchase Agreements (50.3%)
25,000,000	Bank of Montreal, 2.24%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $25,004,667, collateralized by various U.S. Treasury Obligations, (0.00% - 3.63%), (3/07/19 - 2/15/48), fair value of $25,500,018)	25,000,000
110,000,000	Fixed Income Clearing Corporation - Bank of New York, 2.25%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $110,020,625, collateralized by various U.S. Government Agency Obligations, (0.13% - 1.63%), (4/15/19 - 2/15/26), fair value of $112,200,032)	110,000,000
10,900,000	Credit Agricole CIB, 2.21%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $10,902,007, collateralized by U.S. Treasury Obligations, 3.75%, (2/28/23 - 11/15/43), fair value of $11,118,060)	10,900,000
210,000,000	Credit Agricole CIB, 2.26%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $210,039,550, collateralized by U.S. Treasury Obligations, 2.63%, (2/28/23 - 11/15/43), fair value of $214,200,073)	210,000,000

Principal Amount	Security Description	Amortized Cost

Repurchase Agreements, continued:
$40,000,000	Goldman Sachs & Co., 2.16%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $40,007,200, collateralized by various U.S. Government Agency Obligations, (0.00% - 8.00%), (4/09/19 - 11/15/48), fair value of $40,800,000)	$40,000,000
100,000,000	Mizuho Securities USA LLC, 2.27%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $100,018,917, collateralized by U.S. Government Agency Obligations, (0.0% - 2.25%), (12/18/18 - 2/29/2020), fair value of $102,000,048)	100,000,000
55,000,000	Nomura Securities USA, 2.28%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $55,010,450, collateralized by various U.S. Government Agency Obligations, (3.00% - 5.50%), (12/20/31 - 10/15/59), fair value of $56,100,000)	55,000,000
10,000,000	Royal Bank of Canada New York, 2.17%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $10,001,808, collateralized by various U.S. Government Agency Obligations, (2.75% - 5.50%), (5/31/23- 7/15/36), fair value of $10,200,074)	10,000,000
200,000,000	Fixed Income Clearing Corporation - State Street Corp., 2.25%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $200,037,500, collateralized by various U.S. Government Agency Obligations, 2.25%, (5/15/45 - 6/15/21), fair value of $204,003,186)	200,000,000
80,000,000	Wells Fargo Securities LLC, 2.22%, 12/3/18, (Purchased on 11/30/18, proceeds at maturity $80,014,800, collateralized by various U.S. Government Agency Obligations, (0.00% - 4.40%), (12/20/18 - 9/25/43), fair value of $81,600,948)	80,000,000
Total Repurchase Agreements		840,900,000

Investment Companies (9.7%)

54,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.27%	54,000,000
45,000,000	Federated Government Obligations Fund, Premier Class, 2.28%	45,000,000
9,000,000	Goldman Sachs Financial Square Treasury Obligations Fund, 2.28%	9,000,000
54,316,408	Invesco Short-Term Investments Trust, Government & Agency Portfolio, Institutional Class, 2.30%	54,316,408
Total Investment Companies		162,316,408
Total Investments (Cost $1,672,722,968) - 100.0%		1,672,722,968
Liabilities in excess of other assets — 0.0%		(353,995)
Net Assets - 100.0%		$1,672,368,973

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Government Securities Money Market Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

(a)	Rate represents the effective yield at purchase.

LIBOR	London Interbank Offered Rate

US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
USBMMY3M	3 Month Treasury Bill Rate

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (9.7%)
$1,886,554	AccessLex Institute, Series 2007-1, Class C, 2.89% (US0003M + 40 bps), 10/25/35*(a)	$1,776,840
7,309	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33*(b)	7,277
1,643,545	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(c)	1,638,401
4,053	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34*(d)	4,081
513	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32*(d)	515
7,766	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 2.53% (US0001M + 22 bps), 1/15/34*	7,660
1,227,559	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.69%, 9/26/33*(d)	1,327,408
482,553	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 4.19% (US0001M + 188 bps), 11/25/34*	227,670
327	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(d)	326
1,046,262	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.69%, 8/25/35*(d)	1,062,519
399,556	Raspro Trust, Series 2005-1A, Class 10A1, 2.74%, 3/23/24(b)(d)	398,667
171,953	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32*	174,178
10,738	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.78%, 12/25/33*(d)	10,787
159,107	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35*(d)	149,276
917,493	Structured Asset Investment Loan, Series 2004-10, Class A4, 3.31% (US0001M + 100 bps), 11/25/34*	918,601
1,181,124	Structured Asset Securities Corp Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34*(d)	1,204,157
1,187,784	Sun Trust Student Loan Trust, Series 2006-1A, Class B, 2.78% (US0003M + 27 bps), 10/28/37(c)	1,071,027
Total Asset Backed Securities		9,979,390

Mortgage Backed Securities† (41.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.6%)
13,058	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.88%, 7/25/35*(d)	11,300
136,784	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.98%, 2/25/36*(d)	118,363
26,388	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 3.36% (12MTA + 131 bps), 7/20/35*	21,535

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$2,070	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 2.42% (US0001M + 10 bps), 10/25/36*	$1,594
19,745	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32% (US0003M + 119 bps), 10/25/33*	19,508
7,024	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36*(d)	6,515
13,772	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 4.23%, 9/25/34*(d)	13,581
25,467	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(b)(d)	25,422
45,138	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 4.66%, 4/21/34*(d)	46,235
19,313	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 4.61%, 8/25/35*(d)	19,229
260,808	RBSSP Resecuritization Trust, Series 2009-5, Class 13A4, 2.80% (US0001M + 50 bps), 8/26/37(b)	260,494
29,185	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.70%, 1/25/36*(d)	25,973
50,341	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.73%, 9/25/34*(d)	49,932
		619,681
Alt-A - Fixed Rate Mortgage Backed Securities (1.1%)
17,229	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	15,869
30,292	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	29,095
8,641	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	8,738
22,588	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	20,157
25,167	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	18,760
25,706	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	21,715
25,958	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	21,757
168,285	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	118,761
78,682	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	80,087
62,545	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	50,444

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$12,813	Master Adjustable Rate Mortgage Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20*	$12,841
3,682	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19*	3,674
8,100	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	8,185
5,092	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	5,286
429,030	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	447,579
24,916	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34*	25,241
4,701	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	5,005
5,766	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18*	5,735
4,010	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	4,023
12,833	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19*	12,765
46,008	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	41,631
47,183	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36*	28,773
37,955	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37*	32,403
25,739	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	25,456
		1,043,980
Prime Adjustable Rate Mortgage Backed Securities (3.3%)
49,597	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 3.94%, 3/25/35*(d)	48,295
8,403	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.26%, 5/25/35(d)	8,484
344,189	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36*(d)	122,800
13,994	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.71%, 2/25/36*(d)	12,987
6,325	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 4.34%, 6/25/34*(d)	6,313
7,432	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 4.46%, 11/20/36*(d)	7,167
11,620	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 4.69%, 9/25/33*(d)	11,565
9,356	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.38%, 9/25/34*(d)	8,970

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$54,094	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 4.49%, 10/25/36*(d)	$51,710
6,920	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.59%, 1/25/35*(d)	7,192
12,319	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.73% (H15T1Y + 230 bps), 10/25/35*	12,418
35,783	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.20%, 3/25/31*(d)	35,661
20,180	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.60%, 7/25/37*(d)	17,873
20,556	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.37%, 8/25/35(d)	20,528
489,684	Coast Savings & Loan Association, Series 1992-1, Class A, 2.99%, 7/25/22*(d)	495,822
1,114,002	COLT Morgage Loan Trust, Series 2016-7, Class A1, 3.00%, 5/25/46*(b)(d)	1,108,003
5,515	Countrywide Home Loans, Series 2003-60, Class 2A1, 3.97%, 2/25/34*(d)	5,470
288	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33*(d)	262
24,553	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.14%, 8/25/34*(d)	23,872
15,723	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.56%, 2/19/34*(d)	15,869
41,104	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 4.25%, 11/25/32*(d)	17,483
43,393	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.35%, 11/25/34*(d)	44,057
20,089	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 4.11%, 10/25/35*(d)	19,176
103,057	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 4.28%, 11/19/35*(d)	97,543
5,511	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 4.44%, 7/25/35(b)(d)	5,499
51,384	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.78%, 4/25/35*(d)	51,404
30,537	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.04%, 11/25/35*(d)	30,296
91,338	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 4.18%, 1/19/35*(d)	89,376
14,208	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 4.71%, 12/19/35*(d)	13,993
40,720	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.65%, 9/25/36*(d)	39,993

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$33,023	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.71%, 7/25/36*(d)	$27,982
50,173	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.93%, 8/25/36*(d)	40,028
16,756	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.94%, 8/25/34*(d)	16,520
38,016	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.28%, 8/25/34*(d)	37,233
3,831	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.98%, 8/25/36*(d)	3,604
4,003	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 4.18%, 7/25/35*(d)	4,042
2,116	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 4.10%, 2/25/34*(d)	2,116
14,602	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.51%, 7/25/34*(d)	14,659
17,958	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 4.14%, 12/25/34*(d)	17,975
21,047	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.30%, 8/25/34*(d)	21,275
19,841	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.57%, 8/25/34*(d)	19,744
49,820	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 4.08%, 12/25/34*(d)	47,747
86,544	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 4.44%, 4/25/34*(d)	85,710
3,548	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 4.62%, 2/25/34*(d)	3,579
14,227	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.87%, 12/27/35*(d)	14,647
25,626	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 4.34%, 7/25/33*(d)	25,621
421,305	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 4.22%, 9/25/37*(d)	421,514
5,410	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.50%, 8/20/35*(d)	703
14,404	Washington Mutual, Series 2006-AR10, Class 1A2, 3.88%, 9/25/36*(d)	13,492
2,630	Washington Mutual, Series 2006-AR8, Class 1A1, 3.91%, 8/25/46*(d)	2,467
10,060	Washington Mutual, Series 2004-AR3, Class A2, 3.96%, 6/25/34*(d)	10,218
12,560	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 2.74% (US0001M + 42 bps), 7/25/44*	12,414

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$94,564	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 3.68%, 11/25/36*(d)	$88,900
34,242	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 3.88%, 2/25/35*(d)	34,978
6,194	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 4.36%, 6/25/34*(d)	6,382
14,426	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 4.38%, 8/25/33*(d)	14,632
9,836	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.42%, 6/25/34*(d)	10,003
5,857	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 4.53%, 12/25/34*(d)	6,063
9,610	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 4.56%, 7/25/34*(d)	9,821
2,973	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 4.62%, 4/25/36*(d)	2,961
		3,447,111
Prime Fixed Mortgage Backed Securities (13.3%)
391,534	Agate Bay Mortgage Trust, Series 2015-7, Class A6, 3.00%, 10/25/45*(b)(d)	384,898
101,321	BCAP LLC Trust, Series 2013-RR2, Class 7A1, 3.00%, 7/26/36(b)(d)	101,266
2,591,881	Citigroup Mortgage Loan Trust, Series 2014-C, Class A, 3.25%, 2/25/54*(b)(d)	2,559,249
20,123	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	20,329
117,008	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	122,729
19,276	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*	20,650
725,037	COLT Morgage Loan Trust, Series 2016-1, Class A2, 3.50%, 5/25/46*(b)	720,304
13,280	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	13,325
108,348	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	109,730
41,324	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	41,823
28,525	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33*	30,459
78,751	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	48,924

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$123,942	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	$134,720
1,208,118	EverBank Mortgage Loan Trust, Series 2018-1, Class A4, 3.50%, 2/25/48*(b)(d)	1,190,429
31,092	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36*	23,240
195,324	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/57*(b)(d)	193,753
58,503	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33*	58,149
8,861	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20*	8,680
28,766	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35*	21,980
1,348,649	JPMorgan Mortgage Trust, Series 2018-1, Class A5, 3.50%, 6/25/48*(b)(d)	1,319,463
4,630	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(d)	4,627
15,742	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	13,150
1,964,687	Onslow Bay Financial LLC, Series 2018-EXP2, Class Class 1A1, 4.00%, 11/25/48*(b)(d)	1,966,498
4,077	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	4,069
1,483,840	PSMC Trust, Series 2018-1, Class A3, 3.50%, 2/25/48*(d)	1,455,438
11,891	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	11,068
21,268	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	21,612
1,133,831	Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00%, 2/25/48*(b)(d)	1,136,137
116,462	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	120,974
1,692,648	Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.69%, 11/25/47*(b)(d)	1,668,865
5,357	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	5,305
122	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18*	122
15,125	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19*	15,148
7,966	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19*	8,020
		13,555,133
Subprime Mortgage Backed Securities (5.6%)
1,282,423	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55*(b)(d)	1,261,652

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities, continued:
$1,114,579	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56*(b)(d)	$1,090,441
2,170,129	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57*(b)(d)	2,125,628
1,271,869	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(d)	1,233,373
		5,711,094
U.S. Government Agency Mortgage Backed Securities (17.5%)
508,698	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	460,400
337,022	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	324,260
705,016	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	675,273
754,351	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	718,439
576,776	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	544,925
327,593	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	310,924
469,214	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	452,853
241,150	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	231,244
415,420	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(d)	400,271
81,023	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	80,035
191,306	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	189,350
161,712	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	161,828
698,717	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	680,743
24,788	Fannie Mae, 3.18% (US0012M + 132 bps), 1/1/35, Pool #805386	25,619
6,211	Fannie Mae, 3.97% (H15T1Y + 187 bps), 12/1/22, Pool #303247	6,328
4,615	Fannie Mae, 4.17% (H15T1Y + 216 bps), 6/1/32, Pool #725286	4,721
912,563	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33*(d)	938,173
1,061,150	Fannie Mae, Series 2003-W14, Class 2A, 4.49%, 1/25/43*(d)	1,104,615
48,013	Fannie Mae, 4.61% (H15T1Y + 229 bps), 2/1/30, Pool #556998	48,884
22,104	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(d)	22,687
1,934	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	2,006
23,920	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(d)	25,258
13,220	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(d)	14,747
85	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	88
387	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	403
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,081

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$312,128	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	$300,503
1,327,335	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	1,262,186
272,776	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	261,761
464,614	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	442,113
749,738	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	725,603
1,008,141	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	966,851
1,327,158	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	1,288,048
402,407	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	383,761
957,519	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(d)	922,669
97,657	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	95,557
676,500	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	654,164
699,625	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	681,524
90,819	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	90,238
22,486	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	22,498
133,675	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	130,358
827,428	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	812,032
601,701	Freddie Mac, Series T-67, Class 1A1C, 3.76%, 3/25/36*(d)	607,143
17,413	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	17,494
37,744	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	37,302
5,504	Freddie Mac, 4.02% (US0006M + 154 bps), 4/1/36, Pool #1N0148	5,670
504,029	Freddie Mac, Series 3688, Class HQ, 6.00%, 11/15/21	512,771
4,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	4,060
982	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	996
737	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21*	747
971	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	990
1,277	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	1,342
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26*	1,044
1,821	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	1,928
1,324	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	1,404
388,090	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	339,857

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$28,903	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40*	$28,609
1,816	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/21, Pool #8889	1,824
3,028	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/27, Pool #80141	3,121
5,766	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 11/20/29, Pool #876947	5,760
3,189	Government National Mortgage Assoc., 3.38% (H15T1Y + 150 bps), 1/20/23, Pool #8123	3,237
4,310	Government National Mortgage Assoc., 3.38% (H15T1Y + 150 bps), 1/20/25, Pool #8580	4,405
2,400	Government National Mortgage Assoc., 3.38% (H15T1Y + 150 bps), 3/20/26, Pool #8832	2,432
3,906	Government National Mortgage Assoc., 3.38% (H15T1Y + 150 bps), 3/20/29, Pool #80263	3,920
5,834	Government National Mortgage Assoc., 3.50% (H15T1Y + 150 bps), 1/20/25, Pool #8585	5,966
15,379	Government National Mortgage Assoc., 3.62% (H15T1Y + 150 bps), 5/20/34, Pool #80916	15,915
121	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	132
106	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	110
37	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	37
319	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	325
		18,073,562
Total Mortgage Backed Securities		42,450,561

Corporate Bonds (14.8%)
Banks (5.1%)
1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	1,421,645
1,500,000	Mizuho Financial Group, 2.95%, 2/28/22	1,461,798
1,000,000	Mizuho Financial Group, Inc., 3.55%, 3/5/23	990,537
1,500,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	1,438,151
		5,312,131
Capital Markets (0.0%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (e)	40,600
Diversified Financial Services (1.5%)
1,500,000	Korea Development Bank, 3.00%, 3/17/19	1,499,595
Diversified Telecommunication Services (1.7%)
1,743,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100*	1,711,448

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Interactive Media & Services (1.4%)
$1,420,000	Baidu, Inc., 2.75%, 6/9/19	$1,415,355
Internet & Direct Marketing Re (1.2%)
1,250,000	eBay, Inc., 3.02% (US0003M + 48 bps), 8/1/19	1,251,812
Multiline Retail (1.9%)
2,010,000	Macys Retail Holdings, Inc., 3.88%, 1/15/22, Callable 10/15/21 @ 100*	1,986,139
Sovereign Bond (1.5%)
500,000	Export-Import Bank of Korea, 2.13%, 1/25/20	493,481
1,050,000	Export-Import Bank of Korea, 2.25%, 1/21/20	1,038,101
		1,531,582
Trading Companies & Distributors (0.5%)
447,000	Aviation Capital Group LLC, 7.13%, 10/15/20 (b)	470,191
Total Corporate Bonds		15,218,853

Taxable Municipal Bonds (2.4%)
Delaware (1.0%)
1,000,000	State of Delaware, Build America Bonds, GO, Series D, 5.60%, 10/1/29, Continuously Callable @100	1,018,110

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Georgia (1.4%)
$1,340,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	$1,396,267
Total Taxable Municipal Bonds		2,414,377

U.S. Treasury Obligations (24.6%)
U.S. Treasury Notes
14,000,000	1.25%, 12/15/18	13,994,607
5,500,000	2.25%, 2/29/20	5,463,691
4,000,000	2.25%, 2/15/27	3,789,062
2,000,000	2.63%, 7/15/21	1,989,609
		25,236,969
Total U.S. Treasury Obligations		25,236,969

Investment in Affiliates (6.4%)
6,607,135	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.04%(f)	6,607,135
Total Investment in Affiliates		6,607,135
Total Investments (Cost $104,899,459) - 99.3%		101,907,285
Other assets in excess of liabilities — 0.7%		751,933
Net Assets - 100.0%		$102,659,218

(a)	The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2018, illiquid securities were 1.7% of the Fund’s net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2018, illiquid securities were 2.6% of the Fund’s net assets.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2018.
(e)	Issuer has defaulted on the payment of interest.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (4.4%)
$327,003	AccessLex Institute, Series 2007-1, Class C, 2.89% (US0003M + 40 bps), 10/25/35*(a)	$307,985
71,719	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 3.03% (US0001M + 72 bps), 10/25/34*	71,604
6,459	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(b)	6,602
106,366	Raspro Trust, Series 2005-1A, Class 10A1, 2.74%, 3/23/24(b)(c)	106,130
570,000	SLM Student Loan Trust, Series 2012-7, Class B, 4.12% (US0001M + 180 bps), 9/25/43*	571,969
203,463	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(c)	204,639
Total Asset Backed Securities		1,268,929

Mortgage Backed Securities† (28.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.9%)
254,719	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(b)(c)	254,489
Alt-A - Fixed Rate Mortgage Backed Securities (2.8%)
5,111	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	5,016
74,774	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	70,779
5,264	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	5,119
16,604	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	16,715
88,571	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	62,506
72,964	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.31%, 6/25/36*(b)	68,511
14,748	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	15,056
5,723	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	5,267
22,091	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	22,948
1,700	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	1,718
55,581	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	57,307
24,642	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	25,077
8,680	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33*	9,058
24,105	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	25,199
36,244	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	36,579
12,311	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(b)	12,405

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$35,843	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(b)	$26,312
4,819	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(b)	4,962
96,823	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	36,773
48,839	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 4.07%, 10/25/40*(b)(c)	47,296
481	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	481
11,534	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35*	11,413
10,248	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	9,631
16,929	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	15,569
32,809	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	23,915
50,452	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	41,406
70,813	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	61,849
72,792	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	68,651
		787,518
Prime Adjustable Rate Mortgage Backed Securities (1.7%)
11,957	Bank of America Funding Corp., Series 2004-B, Class 5A1, 4.65%, 11/20/34*(b)	11,604
12,530	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.44%, 11/25/34*(b)	12,472
4,306	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.63%, 10/25/33*(b)	4,454
12,167	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.74%, 2/25/34*(b)	11,554
13,641	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.14%, 8/25/34*(b)	13,262
23,311	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.31%, 4/25/37*(b)	20,571
7,717	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.72% (US0003M + 101 bps), 4/25/36*	7,303
36,342	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.23%, 10/25/36*(b)	32,341
54,390	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 4.33%, 2/25/35*(b)	55,637

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$352,038	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 4.38%, 9/25/35*(b)	$328,632
2,705	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.50%, 8/20/35*(b)	351
1,860	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.35%, 5/25/34*(b)	1,903
		500,084
Prime Fixed Mortgage Backed Securities (2.0%)
10,672	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35*(b)	10,355
19,189	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37*	15,563
12,562	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	12,737
9,483	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	10,355
7,518	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	7,670
3,726	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	3,714
3,592	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24*	3,529
11,699	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35*	10,104
1,231	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19*	1,232
25,668	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33*	26,579
10,832	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	10,963
331,555	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34*	325,912
256	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19*	255
910	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32*	923
31,668	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	33,111
2,852	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	2,980
69,390	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	66,293
14,450	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	15,010
179	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30*	192

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$1,878	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	$1,877
937	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	1,010
		560,364
Subprime Mortgage Backed Securities (1.4%)
131,062	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(b)(c)	127,271
279,831	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(b)(c)	273,889
		401,160
U.S. Government Agency Mortgage Backed Securities (19.7%)
63,587	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	57,550
179,775	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	175,118
387,513	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	366,871
350,302	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	335,751
96,129	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	90,821
120,575	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	115,622
166,169	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	160,109
165,916	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	160,558
40,512	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	40,017
301,789	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	288,935
465,439	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	442,734
176,958	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	175,148
40,428	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	40,457
375,070	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	363,912
376,752	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	370,729
425	Fannie Mae, Series 1992-45, Class F, 3.03% (T7Y ), 4/25/22	421
2,060	Fannie Mae, 3.61% (US0012M + 186 bps), 1/1/37, Pool #906675	2,188
2,987	Fannie Mae, 4.41% (US0012M + 162 bps), 9/1/33, Pool #739372	3,071
1,247	Fannie Mae, 4.75% (H15T1Y + 250 bps), 7/1/23, Pool #224951	1,252
187	Fannie Mae, 6.00%, 4/1/35, Pool #735503	205
123	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	123
1,168	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	1,190
1,591	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	1,743

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$14,302	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	$15,978
634	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	714
1,802	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	1,891
714	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	748
112	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	116
632	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	659
141	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	146
124	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	128
77	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	79
78,032	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	75,126
185,749	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	176,633
206,502	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	200,356
223,354	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	213,005
139,839	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	129,447
287,651	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	275,554
371,686	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	355,023
146,652	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	142,858
98	Freddie Mac, Series 1222, Class P, 2.74% (T10Y - 40 bps), 3/15/22*	98
208,693	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	206,087
175,347	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	170,938
236,724	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	232,320
19,024	Freddie Mac, 5.25% (H15T1Y + 228 bps), 8/1/34, Pool #755230	19,044
1,995	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	2,040
2,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	2,030
1,171	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	1,200
2,254	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	2,344
1,832	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	1,942
488	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	501
2,056	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	2,237
415	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	431
2,884	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	3,035

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$4,311	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	$4,563
60	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21*	61
77,464	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	76,031
83,162	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	72,826
48,474	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	47,665
6,263	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	6,271
104	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	115
1,204	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	1,206
731	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	773
85	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	90
188	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	200
1,909	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	2,024
4,749	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	5,068
		5,644,126
Total Mortgage Backed Securities		8,147,741

Corporate Bonds (18.8%)
Banks (2.2%)
385,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	377,471
290,000	Wells Fargo & Co., 3.00%, 10/23/26	264,252
		641,723
Beverages (1.4%)
300,000	Keurig Dr Pepper, Inc., 3.55%, 5/25/21 (c)	297,232
134,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100*	119,345
		416,577
Biotechnology (1.2%)
350,000	Amgen, Inc., 2.20%, 5/11/20	344,364
Capital Markets (3.6%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	267,061
925,872	Preferred Term Securities XX, Class B2, 2.78% (US0003M + 45 bps), 3/22/38, Callable 1/7/19 @ 100*(c)	763,844
		1,030,905
Diversified Financial Services (1.2%)
350,000	BP Capital Markets PLC, 2.75%, 5/10/23	335,203
Diversified Telecommunication (0.1%)
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/7/19 @ 100*	38,367
Diversified Telecommunication Services (1.2%)
360,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100*	341,133

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Equity Real Estate Investment Trusts (1.0%)
$281,046	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (c)	$281,776
Food Products (1.2%)
350,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100*	331,197
Hotels, Restaurants & Leisure (1.4%)
420,000	Royal Caribbean Cruises, Ltd., 2.65%, 11/28/20	410,858
Industrial Conglomerates (1.2%)
375,000	General Electric Co., 3.10%, 1/9/23	340,805
Internet & Direct Marketing Re (1.4%)
400,000	eBay, Inc., 3.02% (US0003M + 48 bps), 8/1/19	400,580
Multiline Retail (0.5%)
150,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100*	139,956
Technology Hardware, Storage & Peripherals (1.2%)
350,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	332,735
Total Corporate Bonds		5,386,179

Taxable Municipal Bonds (10.8%)
Illinois (1.7%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	495,545
Kansas (1.6%)
440,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	449,337
Missouri (0.6%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	169,704
Rhode Island (1.4%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	389,680
South Carolina (1.1%)
350,000	South Carolina Public Service Authority Revenue, Series D, 2.39%, 12/1/23	326,704

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Texas (2.8%)
$445,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @100, Insured by: PSF-GTD	$475,492
310,000	University of Texas Revenue, Series B, 6.28%, 8/15/41, Continuously Callable @100	316,795
		792,287
Wisconsin (1.6%)
465,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	475,904
Total Taxable Municipal Bonds		3,099,161

U.S. Government Agency Securities (8.6%)
Fannie Mae
750,000	2.00%, 7/28/21, Callable 1/28/19 @ 100*(b)(d)	741,692
Freddie Mac
1,750,000	2.00%, 11/23/21, Callable 2/23/19 @ 100*(b)(d)	1,713,668

Total U.S. Government Agency Securities		2,455,360
U.S. Treasury Obligations (26.5%)
U.S. Treasury Inflation Indexed Notes
1,113,000	0.38%, 7/15/25	1,140,066
U.S. Treasury Notes
2,404,000	1.25%, 12/15/18	2,403,074
1,970,000	2.25%, 2/29/20	1,956,995
2,164,000	2.25%, 2/15/27	2,049,883
		6,409,952
Total U.S. Treasury Obligations		7,550,018

Investment in Affiliates (2.1%)
614,902	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.04%(e)	614,902
Total Investment in Affiliates		614,902
Total Investments (Cost $29,257,770) - 99.7%		28,522,290
Other assets in excess of liabilities — 0.3%		96,660
Net Assets - 100.0%		$28,618,950

(a)	The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2018, illiquid securities were 1.1% of the Fund’s net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2018.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2018.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

AGC	Assured Guaranty Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
PSF-GTD	Public School Fund Guaranteed
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (2.5%)
$1,031,316	AccessLex Institute, Series 2007-1, Class C, 2.89% (US0003M + 40 bps), 10/25/35*(a)	$971,338
1,000,000	American Credit Acceptance Receivables Trust, Series 2017-4, Class C, 2.94%, 1/10/24*(b)	994,912
12,272	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(c)	12,545
28,883	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34*(c)	28,848
639	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27*(c)	642
62,478	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(b)	60,970
506,175	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(b)	509,102
Total Asset Backed Securities		2,578,357

Mortgage Backed Securities† (28.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.1%)
79,660	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.93%, 11/25/36*(c)	65,572
25,845	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(c)	24,431
1,044,745	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(b)(c)	1,043,802
		1,133,805
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
16,821	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	16,647
22,320	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46*	22,615
44,864	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	42,466
28,402	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	17,406
85,723	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	80,316
112,952	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	99,255
12,718	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	13,054
32,640	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	24,803
233,062	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	167,821
235,873	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	164,464
20,619	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	21,106

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$5,030	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	$5,063
38,254	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*	38,817
12,553	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34*	12,563
61,004	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	63,319
69,476	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	71,634
24,642	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	25,077
31,407	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*	32,466
5,249	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	5,328
14,202	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*	14,732
24,185	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	22,241
253,343	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	214,571
139,721	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	100,336
		1,276,100
Prime Adjustable Rate Mortgage Backed Securities (0.4%)
10,578	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 4.00%, 6/25/36*(c)	9,803
341,286	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.61%, 8/25/35*(c)	342,391
28,757	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 4.01%, 4/25/29*(c)	28,329
7,563	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.91%, 6/25/36*(c)	6,407
1,352	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.50%, 8/20/35*(c)	176
		387,106
Prime Fixed Mortgage Backed Securities (5.8%)
3,104	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32*	3,105
184,393	Chaseflex Trust, Series 2006-2, Class A5, 4.72%, 9/25/36*(c)	184,246
34,163	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	34,639
58,409	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	58,272
8,750	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34*	8,984
9,881	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34*	10,097
99,776	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	76,870
5,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	5,111

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$119,887	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35*	$63,975
1,747	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*	1,671
131	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	132
975,928	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.00%, 9/25/48*(c)	976,882
2,902	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(c)	2,947
1,000,000	GS Mortgage-Backed Securities Trust, Series 2018-RP1, Class A1A, 3.75%, 10/25/57*(b)	986,019
36,904	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 3.83%, 4/25/36*(c)	33,571
32,871	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34*	32,119
1,913	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(c)	1,912
39,729	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	41,538
9,872	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33*	9,899
1,080,578	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(b)(c)	1,081,573
168,965	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	168,563
606,854	Sequoia Mortgage Trust, Series 2018-6, Class A4, 4.00%, 7/25/48*(b)(c)	609,951
38,788	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36*	12,858
313,495	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	304,604
10,162	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34*	10,675
84,185	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	90,701
3,823	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37*	3,794
1,003,585	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45*(b)(c)	979,932
		5,794,640
Subprime Mortgage Backed Securities (1.8%)
775,840	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	752,358
349,499	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(b)(c)	339,389

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities, continued:
$792,856	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(b)(c)	$776,020
		1,867,767
U.S. Government Agency Mortgage Backed Securities (17.9%)
297,039	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	283,640
299,625	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	291,864
443,217	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	412,524
916,081	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	867,282
941,154	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	887,580
519,098	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	490,433
394,426	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	367,361
463,269	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	441,500
241,150	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	231,244
207,711	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	200,136
277,254	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	268,301
458,162	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	440,566
81,023	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	80,035
226,342	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	216,701
790,288	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(c)	776,725
191,306	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	189,350
40,428	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	40,457
916,540	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	893,584
237,323	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	237,120
756,138	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	744,048
63,571	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	64,998
20,718	Fannie Mae, 4.08% (H15T1Y + 231 bps), 12/1/27, Pool #422279	21,238
47	Fannie Mae, 4.50%, 5/1/19, Pool #761398	47
498	Fannie Mae, 5.00%, 8/1/33, Pool #730856	526
218	Fannie Mae, 5.00%, 7/1/35, Pool #832198	231
315	Fannie Mae, 5.50%, 2/1/33, Pool #683351	338
181	Fannie Mae, 5.50%, 9/1/34, Pool #725773	195
3,320	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	3,567
1,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	1,089

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	$1,063
8,832	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	9,298
3,116	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	3,276
51,024	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 4.26%, 8/25/42*(c)	51,802
21,791	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32*(c)	21,838
171,670	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	165,277
413,003	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	400,711
219,555	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	214,714
92,923	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	88,423
1,113,123	Freddie Mac, Series 4031, Class PA, 2.00%, 3/15/42	1,030,963
1,092,659	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	1,025,212
233,064	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	215,745
1,014,073	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	980,591
277,611	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41*	269,269
1,098,828	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,052,615
769,227	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	734,743
625,626	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	609,440
313,039	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	309,130
341,309	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	337,577
597,341	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	586,227
244,636	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	245,865
84,409	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	84,903
6,314	Freddie Mac, 4.00% (H15T1Y + 213 bps), 4/1/24, Pool #409624	6,331
2,011	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	2,074
232	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	251
2,549	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	2,735
1,390	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	1,550
16,443	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	17,666
570	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	580
3,045	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	3,205

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$180,185	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	$157,791
687,848	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	685,797
241,526	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(c)	235,518
44,454	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	45,316
3,551	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	3,664
11,219	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	11,995
4,980	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	5,211
1,323	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	1,335
		18,072,381
Total Mortgage Backed Securities		28,531,799

Corporate Bonds (15.9%)
Banks (3.7%)
1,320,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	1,294,187
1,315,000	BB&T Corp., 2.15%, 2/1/21, Callable 1/1/21 @ 100 MTN *	1,279,266
1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	1,184,576
		3,758,029
Beverages (0.8%)
450,000	Keurig Dr Pepper Inc, 4.42%, 5/25/25, Callable 3/25/25 @ 100*(b)	441,829
434,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100*	386,535
		828,364
Capital Markets (1.4%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	1,197,169
200,000	Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100*	187,397
		1,384,566
Diversified Financial Services (1.3%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	574,635
850,000	Korea Development Bank, 2.75%, 3/19/23	817,781
		1,392,416
Diversified Telecommunication (0.2%)
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/7/19 @ 100*	102,269
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/7/19 @ 100*	116,084
		218,353
Diversified Telecommunication Services (1.2%)
1,250,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100*	1,184,492
Equity Real Estate Investment Trusts (0.4%)
421,569	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (b)	422,665

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Food Products (2.1%)
$1,025,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100*	$969,935
1,150,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100*	1,141,532
		2,111,467
Health Care Providers & Services (1.0%)
1,125,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100*	1,034,892
Hotels, Restaurants & Leisure (0.4%)
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	360,293
Industrial Conglomerates (1.0%)
1,120,000	General Electric Co., 3.10%, 1/9/23	1,017,869
IT Services (0.6%)
600,000	International Business Machine Corp., 1.63%, 5/15/20	585,627
Multiline Retail (0.6%)
650,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100*	606,476
Technology Hardware, Storage & Peripherals (1.2%)
1,300,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	1,235,873
Total Corporate Bonds		16,141,382

Taxable Municipal Bonds (12.4%)
Georgia (2.3%)
2,235,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	2,328,847
Kansas (1.5%)
1,510,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	1,542,042
Missouri (0.2%)
235,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	241,700
New York (1.2%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100	1,196,660
Oklahoma (2.1%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	517,835
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,616,324
		2,134,159
Pennsylvania (1.1%)
1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Continuously Callable @100, AGM	1,160,960

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Texas (2.8%)
$1,695,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @100, Insured by: PSF-GTD	$1,811,141
945,000	University of Texas Revenue, Series B, 6.28%, 8/15/41, Continuously Callable @100	965,714
		2,776,855
Utah (1.2%)
1,175,000	Central Utah Water Conservancy District Taxable Water Conservancy Revenue, Build America Bonds, GO, 5.70%, 10/1/40, Continuously Callable @100	1,214,880
Total Taxable Municipal Bonds		12,596,103

U.S. Government Agency Securities (9.5%)
Fannie Mae
1,650,000	2.00%, 7/28/21, Callable 1/28/19 @ 100*(c)(d)	1,631,721
2,000,000	2.00%, 4/28/26, Callable 1/28/19 @ 100*(c)	1,984,323
		3,616,044
Freddie Mac
1,670,000	1.88%, 8/25/21, Callable 2/25/19 @ 100*(c)	1,633,933
1,650,000	2.00%, 5/25/21, Callable 2/25/19 @ 100*(c)(d)	1,635,945
1,750,000	Series 0005, 2.00%, 9/30/21, Callable 12/30/18 @ 100*(c)	1,726,312
1,000,000	2.50%, 6/9/21, Callable 3/9/19 @ 100*(c)(d)	988,475
		5,984,665
Total U.S. Government Agency Securities		9,600,709

U.S. Treasury Obligations (28.2%)
U.S. Treasury Bonds
12,347,000	2.25%, 8/15/46	9,958,628
U.S. Treasury Inflation Indexed Notes
3,675,000	0.38%, 7/15/25	3,764,368
U.S. Treasury Notes
3,684,000	1.25%, 12/15/18	3,682,581
3,701,000	1.38%, 9/30/23	3,452,917
3,675,000	2.25%, 2/29/20	3,650,739
4,188,000	2.25%, 2/15/27	3,967,149
		14,753,386
Total U.S. Treasury Obligations		28,476,382

Investment in Affiliates (2.1%)
2,105,622	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.04%(e)	2,105,622
Total Investment in Affiliates		2,105,622
Total Investments (Cost $103,993,249) - 98.9%		100,030,354
Other assets in excess of liabilities — 1.1%		1,154,732
Net Assets - 100.0%		$101,185,086

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

(a)	The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2018, illiquid securities were 1.0% of the Fund’s net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2018.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2018.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PSF-GTD	Public School Fund Guaranteed
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (15.2%)
$48,681	Bayview Financial Mortgage Pass, Series 2005-D, Class AF4, 5.50%, 12/28/35*(a)	$49,053
49,732	Centex Home Equity Loan Trust, Series: 2002-A, Class AF6, 5.54%, 1/25/32*	50,256
23,333	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.10%, 5/25/35*(a)	23,580
11,571	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A4, 3.70%, 6/25/35*(a)	11,525
18,513	Equity One Mortgage Pass, Series 2003-4, Class AF5, 6.20%, 10/25/34*(a)	18,473
13,833	GMAC Mortgage Home Loan Trust, Series 2003-HE2, Class A4, 5.12%, 4/25/33*(a)	13,817
50,000	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.29%, 11/25/34*(a)	49,967
49,423	Residential Asset Securities Corp., Series 2004-KS8, Class MI1, 5.34%, 9/25/34*(a)	50,563
Total Asset Backed Securities		267,234
Mortgage Backed Securities† (41.5%)
Alt-A - Fixed Rate Mortgage Backed Securities (16.0%)
24,713	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A1, 5.75%, 6/25/34*(a)	24,801
31,268	Countrywide Alternative Loan Trust, Series: 2004-16CB, Class 1A1, 5.50%, 7/25/34*	32,013
36,026	Countrywide Alternative Loan Trust, Series: 2004-16CB, Class 3A1, 5.50%, 8/25/34*	36,827
17,137	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33*	17,383
27,388	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34*	27,986
29,130	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	29,935
25,445	MASTER Alternative Loan Trust, Series: 2004-11, Class 6A1, 5.50%, 10/25/34*	27,048
52,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33*	53,433
31,873	Structured Asset Securities Corp., Series 2004-4XS, Class A3A, 5.22%, 2/25/34*(a)	32,011
		281,437
Prime Adjustable Rate Mortgage Backed Securities (6.8%)
44,834	BCAP LLC Trust, Series: 2012-RR1, Class 2A3, 3.66%, 3/26/35(a)(b)	44,566
17,810	Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2, 4.23%, 5/25/34(a)(b)	18,200

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$58,502	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 4.28%, 7/25/34*(a)	$58,009
		120,775
Prime Fixed Mortgage Backed Securities (18.7%)
30,901	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34*	32,109
14,501	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36*	14,362
17,137	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36*	17,520
29,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34*	29,405
42,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34*	43,153
41,481	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34*	42,110
39,000	Countrywide Home Loans Mortgage Pass, Series 2004-9, Class A5, 5.25%, 6/25/34*	39,730
38,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	38,843
23,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A7, 5.75%, 7/25/34*	23,784
36,478	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34*	37,024
13,000	WaMu Mortgage Pass, Series 2004-RS1, Class A3, 5.50%, 11/25/33*	13,112
		331,152
Total Mortgage Backed Securities		733,364

Corporate Bonds (4.4%)
Diversified Telecommunication Services (1.7%)
32,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100*	30,323
Food Products (1.8%)
33,000	Campbell Soup Co., 4.15%, 3/15/28, Callable 12/15/27 @ 100*	30,606
Specialty Retail (0.9%)
25,000	Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100*	16,688
Total Corporate Bonds		77,617

U.S. Treasury Obligations (26.1%)
U.S. Treasury Bonds
250,000	2.25%, 8/15/46	201,640
U.S. Treasury Notes
80,000	1.25%, 12/15/18	79,969
40,000	1.38%, 9/30/23	37,319
150,000	2.25%, 2/15/27	142,090
		259,378
Total U.S. Treasury Obligations		461,018

Investment in Affiliates (9.8%)
172,038	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.04%(c)	172,038
Total Investment in Affiliates		172,038

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Total Investments (Cost $1,729,509) - 97.0%		$1,711,271
Other assets in excess of liabilities — 3.0%		52,468
Net Assets - 100.0%		$1,763,739

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2018.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (102.7%)
Colorado (6.3%)
$450,000	City of Colorado Springs, Colorado Variable Rate Demand Utilities System Improvement Revenue, Series C, 1.67%, 11/1/40, Continuously Callable @100, Barclays Bank(a)	$450,000
300,000	Woodmen Road Metropolitan District, GO, 4.00%, 12/1/18	300,016
		750,016
Florida (3.8%)
450,000	Palm Beach County Revenue, 1.69%, 7/1/32, Callable 1/2/19 @ 100, Northern Trust Co*(a)	450,000
Illinois (7.0%)
200,000	Channahon Illinois, Morris Hospital Revenue, 1.70%, 12/1/34, Continuously Callable @100, U.S. Bank NA(a)	200,000
200,000	City of East Moline Rock Island Country, Illinois, GO, Series B, 2.40%, 1/15/19	200,021
200,000	Joliet Park District, Illinois, GO, Series B, 4.00%, 2/1/19	200,468
100,000	McHenry & Lake Counties Community Consolidated School District No 26, GO, Series A, 6.00%, 2/1/19, AGM	100,609
125,000	Village of Villa Park Dupage Country Illinois S, GO, Series B, 3.00%, 12/15/18	125,038
		826,136
Indiana (4.2%)
500,000	Vanderburgh County Redevelopment District Revenue, 3.25%, 7/1/19	501,760
Louisiana (3.2%)
385,000	Louisiana Public Facilities Authority Revenue, Series B-3, 1.68%, 7/1/47, Continuously Callable @100, BNY(a)	385,000
Massachusetts (6.0%)
500,000	Commonwealth of Massachusetts, GO, Class B, 4.00%, 5/23/19	505,075
200,000	Town of Lexington MA, GO, 3.00%, 2/15/19	200,484
		705,559
Minnesota (0.8%)
100,000	Westbrook, Minnesota, GO, Series A, 4.60%, 2/1/29, Continuously Callable @100	100,410
Missouri (3.7%)
440,000	Health and Educational Facilities Authority of the State of Missouri Revenue, 1.74%, 2/1/31, Continuously Callable @100, BAM(a)	440,000
Nevada (2.5%)
300,000	County of Clark Nevada Industrial Development Revenue, Series A, 1.72%, 12/1/39, Continuously Callable @100, BAM(a)	300,000

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
North Carolina (4.0%)
$475,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, Series B, 1.65%, 10/1/38, Continuously Callable @100(a)	$475,000
Ohio (17.7%)
500,000	City of Akron OH Income Tax Revenue, 3.50%, 12/10/19	506,475
300,000	City of Elyria, Ohio, Revenue, 4.00%, 12/1/18	300,015
110,000	City of Huron, Ohio, GO, 2.00%, 12/1/18	110,000
400,000	City of Moraine, Ohio, GO, 3.00%, 6/26/19	401,288
475,000	City of Seven Hills, Ohio, GO, 2.88%, 4/10/19	476,007
300,000	County of Perry, Ohio, GO, 3.63%, 8/21/19	303,489
		2,097,274
Oklahoma (1.1%)
130,000	Caddo County Governmental Building Authority Revenue, 5.00%, 9/1/19	132,031
Oregon (3.8%)
450,000	Salem Hospital Facility Authority Revenue, Series B, 1.68%, 8/15/34, Continuously Callable @100, U.S. Bank NA(a)	450,000
Pennsylvania (4.3%)
505,000	Philadelphia Pennsylvania, GO, Series B, 1.67%, 8/1/31, Continuously Callable @100, Barclays Bank(a)	505,000
Tennessee (2.9%)
350,000	Clarksville Tennessee Public Building Authority Revenue, 1.73%, 1/1/33, Callable 1/1/19 @ 100, BAM*(a)	350,000
Texas (17.6%)
400,000	City of Eagle Pass TX, GO, 5.00%, 3/1/19, AGM	402,872
25,000	City of Port Arthur, Texas, GO, 3.00%, 2/15/19, BAM	25,053
445,000	City of Sachse Texas, GO, 5.13%, 2/15/28, Pre-refunded 2/15/19 @ 100, AGC	447,982
290,000	Clear Brook City Municipal Utility District, GO, 4.00%, 2/1/19, AGM	290,870
400,000	Fort Bend Country Municipal Utility District No 137, GO, 3.00%, 9/1/19, BAM	402,676
500,000	State of Texas Revenue, 4.00%, 8/29/19	507,509
		2,076,962
Utah (4.2%)
500,000	Emery County Utah Pollution Control Revenue, 1.68%, 11/1/24, Continuously Callable @100, CIBC(a)	500,000
Washington (2.7%)
320,000	City of Edmonds Washington Water & Sewer Revenue, 4.00%, 12/1/18	320,018
Wisconsin (4.4%)
50,000	City of Algoma, Kewaunee Country, Wisconsin, GO, Series A, 4.00%, 4/1/19	50,308

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Wisconsin, continued:
$480,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.68%, 3/1/36, Callable 1/2/19 @ 100, JPM*(a)	$480,000
		530,308
Wyoming (2.5%)
300,000	County of Lincoln Wyoming Revenue, 1.71%, 10/1/44, Continuously Callable @100, Exxon Mobil Corp.(a)	300,000
Total Municipal Bonds		12,195,474

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (0.6%)
71,697	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.04%(b)	$71,697
Total Investment in Affiliates		71,697
Total Investments (Cost $12,270,689) - 103.3%		12,267,171
Liabilities in excess of other assets — (3.3)%		(395,331)
Net Assets - 100.0%		$11,871,840

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at November 30, 2018.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
BNY	Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
GO	General Obligation
JPM	J.P. Morgan Chase

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (46.3%)
Aerospace & Defense (1.7%)
1,396	BWX Technologies, Inc.	$63,127
583	General Dynamics Corp.	107,791
598	Harris Corp.	85,484
545	L3 Technologies, Inc.	99,893
319	Lockheed Martin Corp.	95,837
275	Northrop Grumman Corp.	71,467
473	Raytheon Co.	82,936
761	Spirit AeroSystems Holdings, Inc., Class A	62,311
141	The Boeing Co.	48,893
30	TransDigm Group, Inc.(a)	10,850
930	United Technologies Corp.	113,311
		841,900
Air Freight & Logistics (0.2%)
164	Expeditors International of Washington, Inc.	12,479
133	FedEx Corp.	30,457
431	United Parcel Service, Inc., Class B	49,690
		92,626
Airlines (0.3%)
192	Alaska Air Group, Inc.	14,066
1,520	Delta Air Lines, Inc.	92,279
847	JetBlue Airways Corp.(a)	16,533
202	Southwest Airlines Co.	11,031
201	United Continental Holdings, Inc.(a)	19,437
		153,346
Auto Components (0.2%)
677	Aptiv PLC	48,677
252	Lear Corp.	34,335
		83,012
Automobiles (0.0%)
1,369	Ford Motor Co.	12,882
Banks (2.5%)
4,648	Bank of America Corp.	132,003
257	BankUnited, Inc.	8,877
1,364	BB&T Corp.	69,700
292	Citigroup, Inc.	18,919
583	Comerica, Inc.	46,162
804	Commerce Bancshares, Inc.	50,687
447	Cullen/Frost Bankers, Inc.	44,843
689	East West Bancorp, Inc.	36,992
733	First Horizon National Corp.	12,087
100	First Republic Bank/CA	9,915
815	HSBC Holdings PLC ADR	34,670
508	IBERIABANK Corp.	37,973
2,222	JPMorgan Chase & Co.	247,065
91	M&T Bank Corp.	15,380
2,368	Old National Bancorp, Inc.	44,353
185	PacWest Bancorp	7,444
1,727	People’s United Financial, Inc.	29,117
212	SVB Financial Group(a)	54,020
740	The PNC Financial Services Group, Inc.	100,477
2,803	U.S. Bancorp	152,652
3,258	Umpqua Holdings Corp.	62,684
712	Wells Fargo & Co.	38,647
545	Western Alliance Bancorp(a)	25,544
		1,280,211
Beverages (0.7%)
173	Brown-Forman Corp., Class B	8,256
100	Constellation Brands, Inc., Class A	19,576
450	Keurig Dr Pepper, Inc.	12,150

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Beverages, continued:
249	Monster Beverage Corp.(a)	$14,860
1,421	PepsiCo, Inc.	173,277
2,926	The Coca-Cola Co.	147,470
		375,589
Biotechnology (1.0%)
538	Amgen, Inc.	112,040
274	Biogen, Inc.(a)	91,439
403	BioMarin Pharmaceutical, Inc.(a)	38,700
367	Celgene Corp.(a)	26,505
1,117	Exelixis, Inc.(a)	22,686
764	Gilead Sciences, Inc.	54,962
48	Regeneron Pharmaceuticals, Inc.(a)	17,551
593	United Therapeutics Corp.(a)	70,033
333	Vertex Pharmaceuticals, Inc.(a)	60,203
		494,119
Building Products (0.2%)
510	Allegion PLC	46,711
143	Lennox International, Inc.	32,305
		79,016
Capital Markets (1.4%)
359	Ameriprise Financial, Inc.	46,580
93	BlackRock, Inc.	39,805
112	CBOE Holdings, Inc.	12,053
663	CME Group, Inc.	126,024
1,388	E*Trade Financial Corp.	72,580
333	Eaton Vance Corp.	13,563
52	Evercore, Inc.	4,293
121	FactSet Research Systems, Inc.	28,373
359	Intercontinental Exchange, Inc.	29,337
478	LPL Financial Holdings, Inc.	30,673
62	Moody’s Corp.	9,862
831	Morgan Stanley	36,888
440	MSCI, Inc., Class A	69,120
650	Nasdaq, Inc.	59,358
314	S&P Global, Inc.	57,418
619	SEI Investments Co.	33,240
147	T. Rowe Price Group, Inc.	14,606
131	The Goldman Sachs Group, Inc.	24,980
528	Virtu Financial, Inc., Class A	13,290
		722,043
Chemicals (0.6%)
136	Air Products & Chemicals, Inc.	21,878
753	Axalta Coating Systems, Ltd.(a)	18,848
84	Celanese Corp., Class A	8,478
720	CF Industries Holdings, Inc.	30,377
162	Chemours Co.	4,614
230	DowDuPont, Inc.	13,306
89	Eastman Chemical Co.	7,015
413	Ecolab, Inc.	66,281
75	International Flavors & Fragrances, Inc.	10,622
494	LyondellBasell Industries NV, Class A	46,095
65	The Sherwin-Williams Co.	27,565
565	Westlake Chemical Corp.	40,957
		296,036
Commercial Services & Supplies (0.6%)
578	Cintas Corp.	108,306
170	Copart, Inc.(a)	8,701
4,765	Covanta Holding Corp.	78,908
1,951	Knoll, Inc.	37,791
138	Republic SVCS, Inc.	10,673
727	Waste Management, Inc.	68,156
		312,535

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Communications Equipment (0.9%)
932	Arista Networks, Inc.(a)	$222,263
3,865	Cisco Systems, Inc.	185,018
431	Commscope Holding Co., Inc.(a)	7,801
192	Motorola Solutions, Inc.	25,200
188	Palo Alto Networks, Inc.(a)	32,515
		472,797
Construction & Engineering (0.1%)
677	AECOM Technology Corp.(a)	21,772
724	Fluor Corp.	29,634
		51,406
Consumer Finance (0.1%)
147	American Express Co.	16,504
65	Credit Acceptance Corp.(a)	26,612
725	Santander Consumer USA Holdings, Inc.	14,101
		57,217
Containers & Packaging (0.4%)
271	AptarGroup, Inc.	28,198
275	Bemis Co., Inc.	13,409
1,373	Berry Plastics Group, Inc.(a)	69,089
818	Packaging Corp. of America	80,017
		190,713
Distributors (0.0%)
108	Pool Corp.	17,551
Diversified Consumer Services (0.1%)
202	Bright Horizons Family Solutions, Inc.(a)	24,579
944	ServiceMaster Global Holdings, Inc.(a)	41,791
		66,370
Diversified Financial Services (0.3%)
446	AXA Equitable Holdings, Inc.	8,777
557	Berkshire Hathaway, Inc., Class B(a)	121,560
814	Jefferies Financial Group, Inc.	17,786
41	Voya Financial, Inc.	1,843
		149,966
Diversified Telecommunication Services (0.7%)
6,098	AT&T, Inc.	190,501
2,565	Verizon Communications, Inc.	154,670
		345,171
Electric Utilities (0.8%)
337	Alliant Energy Corp.	15,296
444	Duke Energy Corp.	39,325
197	Edison International	10,898
201	Eversource Energy	13,736
848	Exelon Corp.	39,339
641	NextEra Energy, Inc.	116,477
378	Pinnacle West Capital Corp.	33,778
2,776	PPL Corp.	84,918
1,001	Xcel Energy, Inc.	52,502
		406,269
Electrical Equipment (0.5%)
143	AMETEK, Inc.	10,500
266	Eaton Corp. PLC	20,466
2,151	Emerson Electric Co.	145,236
372	GrafTech International, Ltd.	5,881
1,493	nVent Electric PLC	37,355
170	Regal-Beloit Corp.	13,291
56	Rockwell Automation, Inc.	9,763
		242,492
Electronic Equipment, Instruments & Components (0.6%)
183	Amphenol Corp., Class A	16,093
1,291	CDW Corp.	119,650

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Electronic Equipment, Instruments & Components, continued:
3,238	Corning, Inc.	$104,328
708	Keysight Technologies, Inc.(a)	43,769
1,038	Trimble Inc.(a)	39,475
		323,315
Energy Equipment & Services (0.1%)
481	Apergy Corp.(a)	16,489
135	Helmerich & Payne, Inc.	8,181
2,019	RPC, Inc.	26,408
808	Transocean, Ltd.(a)	7,498
		58,576
Entertainment (0.9%)
345	Electronic Arts, Inc.(a)	29,004
235	Netflix, Inc.(a)	67,241
849	Take-Two Interactive Software(a)	93,110
174	The Madison Square Garden Co., Class A(a)	46,983
1,710	The Walt Disney Co.	197,488
875	Twenty-First Century Fox, Inc., Class A	43,286
		477,112
Equity Real Estate Investment Trusts (2.0%)
1,349	American Homes 4 Rent, Class A	28,100
191	American Tower Corp.	31,418
580	Apartment Investment & Management Co., Class A	27,312
708	Apple Hospitality REIT, Inc.	11,236
87	AvalonBay Communities, Inc.	16,580
98	Boston Properties, Inc.	12,858
1,133	Brixmor Property Group, Inc.	18,695
1,142	Chesapeake Lodging Trust	33,769
943	Crown Castle International Corp.	108,350
2,270	CubeSmart	70,687
614	Digital Reality Trust, Inc.	70,634
471	Douglas Emmett, Inc.	17,389
2,020	Duke Realty Corp.	57,489
49	Equinix, Inc.	18,879
305	Equity LifeStyle Properties, Inc.	30,357
861	Equity Residential	61,346
41	Essex Property Trust, Inc.	10,763
708	Extra Space Storage, Inc.	67,954
471	Host Hotels & Resorts, Inc.	8,949
576	Lamar Advertising Co.	43,684
92	Mid-America Apartment Communities, Inc.	9,528
1,296	Prologis, Inc.	87,272
127	Public Storage	27,084
176	Realty Income Corp.	11,280
192	Regency Centers Corp.	12,223
193	Simon Property Group, Inc.	35,838
148	SL Green Realty Corp.	14,270
555	Vici Properties, Inc.	12,082
130	Vornado Realty Trust	9,355
303	Weingarten Realty Investors	8,745
476	Weyerhaeuser Co.	12,571
		986,697
Food & Staples Retailing (0.7%)
363	Costco Wholesale Corp.	83,955
297	Sysco Corp.	20,018
957	US Foods Holding Corp.(a)	31,753
147	Walgreens Boots Alliance, Inc.	12,446
2,268	Wal-Mart Stores, Inc.	221,470
		369,642

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Food Products (0.8%)
339	Archer-Daniels-Midland Co.	$15,601
176	Campbell Soup Co.	6,899
872	Conagra Brands, Inc.	28,200
1,450	Hormel Foods Corp.	65,381
736	Kellogg Co.	46,846
76	McCormick & Co.	11,400
2,871	Mondelez International, Inc., Class A	129,138
143	The Kraft Heinz Co.	7,310
1,596	Tyson Foods, Inc., Class A	94,084
		404,859
Gas Utilities (0.2%)
175	Atmos Energy Corp.	16,742
1,359	UGI Corp.	78,075
		94,817
Health Care Equipment & Supplies (1.9%)
1,275	Abbott Laboratories	94,414
352	ABIOMED, Inc.(a)	117,103
26	Align Technology, Inc.(a)	5,977
1,582	Baxter International, Inc.	108,446
148	Becton, Dickinson & Co.	37,407
765	Danaher Corp.	83,798
511	Edwards Lifesciences Corp.(a)	82,787
454	Hill-Rom Holdings, Inc.	44,020
3,016	Hologic, Inc.(a)	133,941
51	IDEXX Laboratories, Inc.(a)	10,392
68	Intuitive Surgical, Inc.(a)	36,099
844	Medtronic PLC	82,315
86	ResMed, Inc.	9,614
211	Stryker Corp.	37,022
223	Teleflex, Inc.	61,419
		944,754
Health Care Providers & Services (1.5%)
550	Anthem, Inc.	159,539
435	Centene Corp.(a)	61,879
77	Cigna Corp.	17,200
167	CVS Health Corp.	13,371
171	HCA Healthcare, Inc.	24,622
196	Henry Schein, Inc.(a)	17,483
240	Humana, Inc.	79,073
204	Quest Diagnostics, Inc.	18,068
979	UnitedHealth Group, Inc.	275,452
341	Well Care Health Plans, Inc.(a)	86,914
		753,601
Health Care Technology (0.2%)
199	Cerner Corp.(a)	11,524
834	Veeva Systems, Inc.(a)	80,198
		91,722
Hotels, Restaurants & Leisure (1.2%)
243	Aramark	9,249
706	Darden Restaurants, Inc.	78,041
480	Dunkin’ Brands Group, Inc.	35,520
1,121	Hilton Worldwide Holdings, Inc.	84,680
162	Hyatt Hotels Corp., Class A	11,552
236	Las Vegas Sands Corp.	12,966
634	McDonald’s Corp.	119,516
645	Norwegian Cruise Line Holdings, Ltd.(a)	33,101
1,065	Six Flags Entertainment Corp.	65,348
1,241	Starbucks Corp.	82,800
2,345	Wendy’s Co. (The)	42,046
283	Wyndham Worldwide Corp.	11,736

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Hotels, Restaurants & Leisure, continued:
386	Yum! Brands, Inc.	$35,597
		622,152
Household Durables (0.3%)
217	D.R. Horton, Inc.	8,077
1,286	Garmin, Ltd.	85,725
737	Newell Brands, Inc.	17,246
		111,048
Household Products (1.0%)
765	Church & Dwight Co., Inc.	50,635
1,370	Colgate-Palmolive Co.	87,022
618	Energizer Holdings, Inc.	27,705
223	Kimberly-Clark Corp.	25,728
725	The Clorox Co.	120,075
1,984	The Procter & Gamble Co.	187,508
		498,673
Independent Power and Renewable Electricity Producers (0.0%)
938	AES Corp.	14,530
Industrial Conglomerates (0.5%)
546	3M Co.	113,524
88	Carlisle Cos., Inc.	9,286
748	Honeywell International, Inc.	109,769
63	Roper Technologies, Inc.	18,748
		251,327
Insurance (0.9%)
484	Aflac, Inc.	22,138
149	AON PLC	24,601
816	Assured Guaranty, Ltd.	33,309
212	Athene Holdings, Ltd.(a)	9,220
261	Brighthouse Financial, Inc.(a)	10,508
239	Cincinnati Financial Corp.	19,533
188	First American Financial	9,086
1,374	FNF Group	46,166
232	Lincoln National Corp.	14,609
526	Marsh & McLennan Cos., Inc.	46,656
225	Principal Financial Group, Inc.	11,097
439	Prudential Financial, Inc.	41,161
848	The Allstate Corp.	75,634
162	The Hanover Insurance Group, Inc.	18,583
471	The Hartford Financial Services Group, Inc.	20,813
827	The Progressive Corp.	54,822
111	Torchmark Corp.	9,592
		467,528
Interactive Media & Services (1.2%)
79	Alphabet, Inc., Class A(a)	87,662
86	Alphabet, Inc., Class C(a)	94,121
2,376	Facebook, Inc., Class A(a)	334,089
83	IAC/InterActiveCorp.(a)	14,771
1,190	Match Group, Inc.	47,921
424	Twitter, Inc.(a)	13,335
		591,899
Internet & Direct Marketing Retail (0.9%)
165	Amazon.com, Inc.(a)	278,878
30	Booking Holdings, Inc.(a)	56,756
540	Expedia, Inc.	65,227
278	GrubHub, Inc.(a)	21,765
181	Wayfair, Inc., Class A(a)	19,222
		441,848
IT Services (2.4%)
403	Accenture PLC, Class A	66,302
347	Automatic Data Processing, Inc.	51,155
638	Broadridge Financial Solutions, Inc.	67,545

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
IT Services, continued:
359	Cognizant Technology Solutions Corp., Class A	$25,572
169	Euronet Worldwide, Inc.(a)	19,876
483	Fidelity National Information Services, Inc.	52,140
1,958	Fiserv, Inc.(a)	154,936
99	Global Payments, Inc.	11,069
69	Jack Henry & Associates, Inc.	9,639
164	Leidos Holdings, Inc.	10,332
727	MasterCard, Inc., Class A	146,178
150	Okta, Inc.(a)	9,548
676	Paychex, Inc.	47,834
733	Paypal Holdings, Inc.(a)	62,899
816	The Western Union Co.	15,284
928	Total System Services, Inc.	81,079
855	VeriSign, Inc.(a)	133,431
1,456	Visa, Inc., Class A	206,329
179	Worldpay, Inc., Class A(a)	15,360
		1,186,508
Leisure Products (0.1%)
524	Hasbro, Inc.	47,684
Life Sciences Tools & Services (0.6%)
285	Agilent Technologies, Inc.	20,620
264	Charles River Laboratories International, Inc.(a)	35,600
119	Illumina, Inc.(a)	40,163
299	Iqvia Holdings, Inc.(a)	37,396
52	Mettler-Toledo International, Inc.(a)	33,106
408	Thermo Fisher Scientific, Inc.	101,816
221	Waters Corp.(a)	43,886
		312,587
Machinery (0.6%)
1,816	Allison Transmission Holdings, Inc.	85,552
161	Crane Co.	13,906
1,275	Fortive Corp.	96,988
274	Illinois Tool Works, Inc.	38,100
82	Parker-Hannifin Corp.	14,107
70	Stanley Black & Decker, Inc.	9,160
321	The Timken Co.	12,888
384	The Toro Co.	23,804
		294,505
Media (0.3%)
40	Cable One, Inc.	35,972
879	CBS Corp., Class B	47,624
625	Comcast Corp., Class A	24,381
360	Discovery Communications, Inc., Class Class A(a)	11,059
197	GCI Liberty, Inc., Class A(a)	9,430
141	Omnicom Group, Inc.	10,853
685	The Interpublic Group of Cos., Inc.	16,098
		155,417
Metals & Mining (0.2%)
337	Newmont Mining Corp.	10,899
302	Reliance Steel & Aluminum Co.	24,296
1,809	Steel Dynamics, Inc.	63,676
		98,871
Mortgage Real Estate Investment Trusts (0.1%)
1,421	AGNC Investment Corp.	25,151
1,190	Annaly Capital Management, Inc.	11,948
		37,099
Multiline Retail (0.2%)
285	Dollar General Corp.	31,632

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multiline Retail, continued:
160	Dollar Tree, Inc.(a)	$13,883
1,008	Nordstrom, Inc.	53,293
		98,808
Multi-Utilities (0.6%)
1,295	CenterPoint Energy, Inc.	36,273
199	Consolidated Edison, Inc.	15,990
409	Dominion Resources, Inc.	30,471
115	DTE Energy Co.	13,770
463	MDU Resources Group, Inc.	12,256
950	Public Service Enterprise Group, Inc.	53,105
191	Sempra Energy	22,007
1,428	WEC Energy Group, Inc.	103,500
		287,372
Oil, Gas & Consumable Fuels (2.5%)
634	Anadarko Petroleum Corp.	33,539
1,491	Chevron Corp.	177,339
131	ConocoPhillips	8,670
2,030	Continental Resources, Inc.(a)	92,812
963	EOG Resources, Inc.	99,488
3,671	Exxon Mobil Corp.	291,844
697	HollyFrontier Corp.	43,542
845	Marathon Petroleum Corp.	55,060
441	Murphy Oil Corp.	14,068
2,135	Occidental Petroleum Corp.	150,026
961	ONEOK, Inc.	59,034
1,353	PBF Energy, Inc.	52,334
266	Phillips 66	24,876
173	Pioneer Natural Resources Co.	25,561
785	SM Energy Co.	16,014
2,126	The Williams Cos., Inc.	53,830
748	TOTAL SA ADR	41,596
		1,239,633
Paper & Forest Products (0.0%)
370	Domtar Corp.	16,125
Personal Products (0.0%)
137	The Estee Lauder Cos., Inc., Class A	19,544
Pharmaceuticals (2.4%)
890	AbbVie, Inc.	83,900
123	Bristol-Myers Squibb Co.	6,576
946	Eli Lilly & Co.	112,233
3,110	Johnson & Johnson	456,860
1,179	Merck & Co., Inc.	93,542
7,676	Pfizer, Inc.	354,861
953	Zoetis, Inc.	89,458
		1,197,430
Professional Services (0.2%)
22	CoStar Group, Inc.(a)	8,127
74	Equifax, Inc.	7,598
243	IHS Markit, Ltd.(a)	12,969
183	ManpowerGroup, Inc.	14,856
733	Robert Half International, Inc.	45,320
99	Verisk Analytics, Inc., Class A(a)	12,209
		101,079
Real Estate Management & Development (0.1%)
487	CBRE Group, Inc., Class A(a)	21,272
1,246	Realogy Holdings Corp.	23,998
		45,270
Road & Rail (0.4%)
311	Old Dominion Freight Line, Inc.	42,523
121	Ryder System, Inc.	6,845
342	Schneider National, Inc., Class B	7,637

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Road & Rail, continued:
856	Union Pacific Corp.	$131,636
		188,641
Semiconductors & Semiconductor Equipment (1.6%)
796	Advanced Micro Devices, Inc.(a)	16,955
367	Analog Devices, Inc.	33,735
369	Applied Materials, Inc.	13,756
206	Broadcom, Inc.	48,906
3,512	Intel Corp.	173,177
991	Lam Research Corp.	155,547
3,215	Micron Technology, Inc.(a)	123,970
444	NVIDIA Corp.	72,563
939	ON Semiconductor Corp.(a)	18,010
891	QUALCOMM, Inc.	51,910
110	Skyworks Solutions, Inc.	8,005
961	Texas Instruments, Inc.	95,956
152	Xilinx, Inc.	14,057
		826,547
Software (1.7%)
588	Adobe Systems, Inc.(a)	147,523
53	ANSYS, Inc.(a)	8,587
76	Aspen Technology, Inc.(a)	6,559
750	Cadence Design Systems, Inc.(a)	33,780
1,845	Fortinet, Inc.(a)	136,235
339	Intuit, Inc.	72,726
329	Manhattan Associates, Inc.(a)	16,295
2,401	Microsoft Corp.	266,246
564	Oracle Corp.	27,501
484	Salesforce.com, Inc.(a)	69,096
291	Workday, Inc.(a)	47,724
		832,272
Specialty Retail (0.8%)
183	Best Buy Co., Inc.	11,820
84	Burlington Stores, Inc.(a)	13,924
338	Lowe’s Cos., Inc.	31,897
63	O’Reilly Automotive, Inc.(a)	21,847
860	Ross Stores, Inc.	75,336
1,045	The Home Depot, Inc.	188,434
800	The TJX Cos., Inc.	39,080
		382,338
Technology Hardware, Storage & Peripherals (1.9%)
4,650	Apple, Inc.	830,397
5,091	HP, Inc.	117,093
179	NetApp, Inc.	11,970
		959,460
Textiles, Apparel & Luxury Goods (0.4%)
821	NIKE, Inc., Class B	61,674
1,975	Tapestry, Inc.	76,887
660	VF Corp.	53,651
		192,212
Thrifts & Mortgage Finance (0.1%)
870	New York Community Bancorp, Inc.	9,248
2,620	Oritani Financial Corp.	40,846
		50,094
Tobacco (0.4%)
2,246	Altria Group, Inc.	123,149
1,114	Philip Morris International, Inc.	96,394
		219,543
Trading Companies & Distributors (0.3%)
318	Fastenal Co.	18,845
1,515	H&E Equipment Services, Inc.	33,557
1,248	HD Supply Holdings, Inc.(a)	49,796

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Trading Companies & Distributors, continued:
234	MSC Industrial Direct Co., Inc., Class A	$20,730
29	W.W. Grainger, Inc.	9,107
79	Watsco, Inc.	12,142
		144,177
Water Utilities (0.1%)
269	American Water Works Co., Inc.	25,665
Wireless Telecommunication Services (0.1%)
665	T-Mobile US, Inc.(a)	45,519
Total Common Stocks		23,251,767

Asset Backed Securities (1.6%)
$201,232	AccessLex Institute, Series 2007-1, Class C, 2.89% (US0003M + 40 bps), 10/25/35*(b)	189,529
70,492	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 3.03% (US0001M + 72 bps), 10/25/34*	70,379
168,264	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.78%, 12/25/33*(c)	167,630
210,000	SLM Student Loan Trust, Series 2012-7, Class B, 4.12% (US0001M + 180 bps), 9/25/43*	210,725
148,875	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(d)	149,736
Total Asset Backed Securities		787,999

Mortgage Backed Securities† (11.1%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.7%)
210,984	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 3.51%, 4/25/37*(c)	167,504
4,010	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32% (US0003M + 119 bps), 10/25/33*	3,962
189,049	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(c)(d)	188,878
		360,344
Alt-A - Fixed Rate Mortgage Backed Securities (2.0%)
58,357	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	57,544
75,132	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34*	78,563
75,959	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	71,900
27,187	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	20,859
56,476	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	49,627
12,305	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	10,432
23,833	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	24,493

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$751	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34*	$737
84,842	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.31%, 6/25/36*(c)	79,663
196,948	Freddie Mac, Series 4668, Class KA, 3.00%, 1/15/55	192,922
6,949	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	7,165
49,200	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*	49,447
85,430	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	89,124
44,739	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(c)	45,080
20,713	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(c)	15,205
156,920	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(c)	59,598
1,378	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19*	1,373
12,092	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	11,120
67,558	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	57,219
39,920	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	28,668
46,892	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	44,569
		995,308
Prime Adjustable Rate Mortgage Backed Securities (0.0%)
11,876	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 4.15%, 9/25/34*(c)	10,128
10,296	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.60%, 7/25/37*(c)	9,119
		19,247
Prime Fixed Mortgage Backed Securities (1.6%)
216,024	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35*(c)	173,240
28,772	Banc of America Funding Trust, Series 2006-4, Class A14, 6.00%, 7/25/36*	26,841
19,127	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.90%, 5/25/35*(c)	19,160
108,834	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	120,704
42,155	Countrywide Home Loans, Series 2005-22, Class 2A1, 4.08%, 11/25/35*(c)	37,118

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$1,597	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	$1,592
35,045	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	34,963
35,634	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	27,453
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	39,288
27,266	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36*	14,866
347	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27*	1,501
19,588	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	19,001
216,116	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(c)(d)	216,315
18,188	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	19,359
70,921	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35*	65,098
431	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	427
10,370	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36*	9,806
		826,732
Subprime Mortgage Backed Securities (0.8%)
139,906	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(c)(d)	135,671
87,375	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(c)(d)	84,847
163,235	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(c)(d)	159,769
		380,287
U.S. Government Agency Mortgage Backed Securities (6.0%)
84,783	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	76,733
90,363	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	88,022
105,742	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	99,903
199,958	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	186,237
120,575	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	115,622
207,711	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	200,136
20,256	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	20,009
181,023	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	175,068
152,332	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	146,854

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$134,444	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	$132,387
48,783	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	48,284
20,214	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	20,228
147,539	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	145,180
24,922	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	25,401
31,786	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	32,499
17,300	Fannie Mae, 4.50%, 4/1/35, Pool #814522	17,884
20,267	Fannie Mae, 5.50%, 10/1/35, Pool #838584	21,586
1,577	Fannie Mae, 6.00%, 5/1/35, Pool #357778	1,705
4,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	4,285
85,835	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	82,638
73,836	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	70,415
86,295	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	82,666
129,162	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	125,820
113,416	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	109,921
149,998	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	148,125
102,393	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	101,273
174,630	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	171,704
10,531	Freddie Mac, 4.06% (H15T1Y + 172 bps), 6/1/28, Pool #605508	10,537
1,395	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,505
18,199	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22*	19,121
208,722	Freddie Mac Pass-Through Certificates, Series KJ17, Class A1, 2.40%, 10/25/24	203,013
31,253	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	30,675
76,232	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	66,758
175,021	Government National Mortgage Assoc., Series 2016-141, Class PA, 2.25%, 8/20/46	168,254
913	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	970
40,384	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	43,171
5,160	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	5,420
		3,000,009
Total Mortgage Backed Securities		5,581,927

Shares or Principal Amount	Security Description	Value

Corporate Bonds (7.2%)
Banks (1.3%)
$440,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	$431,396
250,000	Wells Fargo & Co., 3.00%, 10/23/26	227,803
		659,199
Beverages (0.3%)
85,000	Keurig Dr Pepper Inc, 4.42%, 5/25/25, Callable 3/25/25 @ 100*(d)	83,456
88,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100*	78,376
		161,832
Capital Markets (0.8%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	230,225
185,174	Preferred Term Securities XX, Class B2, 2.78% (US0003M + 45 bps), 3/22/38, Callable 1/7/19 @ 100*(d)	152,769
		382,994
Diversified Financial Services (0.6%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	311,260
Diversified Telecommunication Services (0.5%)
270,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100*	255,850
Food Products (0.8%)
175,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100*	165,599
250,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100*	248,159
		413,758
Hotels, Restaurants & Leisure (0.2%)
85,000	Royal Caribbean Cruises, 5.25%, 11/15/22	88,768
Industrial Conglomerates (0.4%)
230,000	General Electric Co., 3.10%, 1/9/23	209,027
Internet & Direct Marketing Re (0.6%)
300,000	eBay, Inc., 3.02% (US0003M + 48 bps), 8/1/19	300,435
IT Services (1.0%)
500,000	International Business Machine Corp., 1.63%, 5/15/20	488,022
Multiline Retail (0.3%)
150,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100*	139,956
Technology Hardware, Storage & Peripherals (0.4%)
225,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	213,901
Total Corporate Bonds		3,625,002

Taxable Municipal Bonds (5.6%)
Illinois (0.9%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, GO, 6.29%, 1/1/21, Continuously Callable @100	150,297
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	297,327
		447,624
Kansas (0.5%)
250,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	255,305

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Michigan (0.9%)
$240,000	County of Jackson Michigan, GO, 3.73%, 12/1/30, Continuously Callable @100	$236,371
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	200,598
		436,969
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	102,851
Ohio (0.7%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%, 7/1/32, Continuously Callable @100	319,127
Rhode Island (0.4%)
225,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	219,195
South Carolina (0.4%)
220,000	South Carolina Public Service Authority Revenue, Series D, 2.39%, 12/1/23	205,357
Texas (1.3%)
360,000	County of Burnet TX, GO, 4.20%, 3/1/34, Continuously Callable @100	360,050
300,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @100, Insured by: PSF-GTD	320,556
		680,606
Wisconsin (0.3%)
140,000	Wisconsin State, Build America Bonds, GO, Series D, 5.10%, 5/1/41, Continuously Callable @100	145,380
Total Taxable Municipal Bonds		2,812,414

U.S. Government Agency Securities (3.7%)
Fannie Mae
250,000	2.00%, 7/28/21, Callable 1/28/19 @ 100*(c)(e)	247,230
185,000	2.50%, 12/27/32, Callable 12/27/18 @ 100*(c)	177,748
		424,978

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Freddie Mac
$500,000	1.88%, 8/25/21, Callable 2/25/19 @ 100*(c)	$489,201
250,000	2.00%, 5/25/21, Callable 2/25/19 @ 100*(c)(e)	247,871
250,000	2.00%, 11/23/21, Callable 2/23/19 @ 100*(c)(e)	244,810
250,000	2.50%, 6/9/21, Callable 3/9/19 @ 100*(c)(e)	247,118
220,000	3.00%, 3/8/28, Callable 3/8/19 @ 100*(c)	215,994
4,541	Series 2302, 6.50%, 4/15/31	4,973
		1,449,967
Total U.S. Government Agency Securities		1,874,945

U.S. Treasury Obligations (12.2%)
U.S. Treasury Bonds
3,008,000	2.25%, 8/15/46	2,426,140
U.S. Treasury Inflation Indexed Notes
876,000	0.38%, 7/15/25	897,302
U.S. Treasury Notes
1,095,000	1.38%, 9/30/23	1,021,601
876,000	2.25%, 2/29/20	870,217
985,000	2.25%, 2/15/27	933,057
		2,824,875
Total U.S. Treasury Obligations		6,148,317

Investment Companies (6.0%)

17,930	iShares MSCI EAFE Index Fund ETF	1,125,466
45,655	iShares MSCI Emerging Markets Index Fund ETF	1,875,508
Total Investment Companies		3,000,974

Investment in Affiliates (4.9%)
1,865,961	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.04%(f)	1,865,961
73,409	Cavanal Hill World Energy Fund, Institutional Class	581,960
Total Investment in Affiliates		2,447,921
Total Investments (Cost $41,953,331) - 98.6%		49,531,266
Other assets in excess of liabilities — 1.4%		709,959
Net Assets - 100.0%		$50,241,225

(a)	Non-income producing security.
(b)	The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2018, illiquid securities were 0.4% of the Fund’s net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2018.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2018.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments

November 30, 2018

(Unaudited)

Shares	Security Description	Value

Common Stocks (93.3%)
Aerospace & Defense (4.7%)
270	BWX Technologies, Inc.	$12,209
183	Harris Corp.	26,161
122	L3 Technologies, Inc.	22,361
213	Spirit AeroSystems Holdings, Inc., Class A	17,440
		78,171
Airlines (0.7%)
67	Alaska Air Group, Inc.	4,908
71	United Continental Holdings, Inc.(a)	6,866
		11,774
Auto Components (0.7%)
88	Lear Corp.	11,990
Banks (3.6%)
73	Comerica, Inc.	5,780
207	Commerce Bancshares, Inc.	13,036
123	Cullen/Frost Bankers, Inc.	12,339
177	East West Bancorp, Inc.	9,503
44	SVB Financial Group(a)	11,212
189	Western Alliance Bancorp(a)	8,858
		60,728
Biotechnology (1.2%)
240	Exelixis, Inc.(a)	4,874
128	United Therapeutics Corp.(a)	15,117
		19,991
Building Products (1.6%)
158	Allegion PLC	14,471
49	Lennox International, Inc.	11,070
		25,541
Capital Markets (5.0%)
483	E*Trade Financial Corp.	25,257
115	Eaton Vance Corp.	4,684
43	FactSet Research Systems, Inc.	10,083
166	LPL Financial Holdings, Inc.	10,652
93	MSCI, Inc., Class A	14,609
110	Nasdaq, Inc.	10,045
159	SEI Investments Co.	8,538
		83,868
Chemicals (0.7%)
262	Axalta Coating Systems, Ltd.(a)	6,558
70	Westlake Chemical Corp.	5,074
		11,632
Commercial Services & Supplies (1.2%)
111	Cintas Corp.	20,799
Communications Equipment (2.4%)
158	Arista Networks, Inc.(a)	37,680
150	Commscope Holding Co., Inc.(a)	2,715
		40,395
Consumer Finance (0.3%)
12	Credit Acceptance Corp.(a)	4,913
Containers & Packaging (2.2%)
56	AptarGroup, Inc.	5,827
272	Berry Plastics Group, Inc.(a)	13,687
179	Packaging Corp. of America	17,510
		37,024
Distributors (0.4%)
38	Pool Corp.	6,175
Diversified Consumer Services (1.1%)
51	Bright Horizons Family Solutions, Inc.(a)	6,206
269	ServiceMaster Global Holdings, Inc.(a)	11,908
		18,114
Electric Utilities (0.9%)
495	PPL Corp.	15,142

Shares	Security Description	Value

Common Stocks, continued:
Electrical Equipment (0.3%)
59	Regal-Beloit Corp.	$4,613
Electronic Equipment, Instruments & Components (1.2%)
223	CDW Corp.	20,668
Energy Equipment & Services (0.5%)
93	Apergy Corp.(a)	3,188
356	RPC, Inc.	4,657
		7,845
Entertainment (2.1%)
223	Take-Two Interactive Software(a)	24,456
41	The Madison Square Garden Co., Class A(a)	11,071
		35,527
Equity Real Estate Investment Trusts (6.6%)
469	American Homes 4 Rent, Class A	9,769
124	Apartment Investment & Management Co., Class A	5,839
246	Apple Hospitality REIT, Inc.	3,904
648	CubeSmart	20,179
163	Douglas Emmett, Inc.	6,018
562	Duke Realty Corp.	15,995
106	Equity LifeStyle Properties, Inc.	10,550
219	Extra Space Storage, Inc.	21,021
101	Lamar Advertising Co.	7,660
67	Regency Centers Corp.	4,265
51	SL Green Realty Corp.	4,917
		110,117
Food & Staples Retailing (0.4%)
217	US Foods Holding Corp.(a)	7,200
Food Products (2.3%)
193	Conagra Brands, Inc.	6,242
419	Hormel Foods Corp.	18,892
66	Kellogg Co.	4,201
165	Tyson Foods, Inc., Class A	9,727
		39,062
Gas Utilities (1.3%)
385	UGI Corp.	22,118
Health Care Equipment & Supplies (5.6%)
88	ABIOMED, Inc.(a)	29,277
31	Edwards Lifesciences Corp.(a)	5,022
86	Hill-Rom Holdings, Inc.	8,339
757	Hologic, Inc.(a)	33,619
63	Teleflex, Inc.	17,351
		93,608
Health Care Providers & Services (1.8%)
68	Henry Schein, Inc.(a)	6,066
43	Quest Diagnostics, Inc.	3,809
82	Well Care Health Plans, Inc.(a)	20,899
		30,774
Health Care Technology (1.1%)
200	Veeva Systems, Inc.(a)	19,232
Hotels, Restaurants & Leisure (2.8%)
52	Darden Restaurants, Inc.	5,748
91	Dunkin’ Brands Group, Inc.	6,734
389	Hilton Worldwide Holdings, Inc.	29,385
91	Six Flags Entertainment Corp.	5,584
		47,451
Household Durables (0.7%)
184	Garmin, Ltd.	12,265
Household Products (1.1%)
194	Church & Dwight Co., Inc.	12,841
33	The Clorox Co.	5,465
		18,306

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Independent Power and Renewable Electricity Producers (0.3%)
326	AES Corp.	$5,050
Insurance (2.5%)
216	Assured Guaranty, Ltd.	8,817
91	Brighthouse Financial, Inc.(a)	3,664
82	Cincinnati Financial Corp.	6,702
255	FNF Group	8,567
78	Principal Financial Group, Inc.	3,847
56	The Hanover Insurance Group, Inc.	6,424
84	The Hartford Financial Services Group, Inc.	3,712
		41,733
Interactive Media & Services (0.9%)
277	Match Group, Inc.	11,155
147	Twitter, Inc.(a)	4,623
		15,778
Internet & Direct Marketing Retail (1.5%)
84	Expedia, Inc.	10,146
97	GrubHub, Inc.(a)	7,594
63	Wayfair, Inc., Class A(a)	6,691
		24,431
IT Services (7.3%)
112	Broadridge Financial Solutions, Inc.	11,857
59	Euronet Worldwide, Inc.(a)	6,939
40	Fidelity National Information Services, Inc.	4,318
421	Fiserv, Inc.(a)	33,315
165	Paychex, Inc.	11,675
283	Total System Services, Inc.	24,726
202	VeriSign, Inc.(a)	31,524
		124,354
Leisure Products (0.7%)
124	Hasbro, Inc.	11,284
Life Sciences Tools & Services (1.5%)
100	Agilent Technologies, Inc.	7,235
48	Charles River Laboratories International, Inc.(a)	6,473
59	Waters Corp.(a)	11,716
		25,424
Machinery (2.6%)
566	Allison Transmission Holdings, Inc.	26,663
56	Crane Co.	4,837
111	The Timken Co.	4,457
133	The Toro Co.	8,245
		44,202
Media (1.6%)
11	Cable One, Inc.	9,892
305	CBS Corp., Class B	16,525
		26,417
Metals & Mining (1.6%)
50	Reliance Steel & Aluminum Co.	4,023
629	Steel Dynamics, Inc.	22,140
		26,163
Mortgage Real Estate Investment Trusts (0.8%)
493	AGNC Investment Corp.	8,726
413	Annaly Capital Management, Inc.	4,147
		12,873
Multiline Retail (0.6%)
41	Dollar General Corp.	4,551

Shares	Security Description	Value

Common Stocks, continued:
Multiline Retail, continued:
56	Dollar Tree, Inc.(a)	$4,859
		9,410
Multi-Utilities (2.4%)
158	CenterPoint Energy, Inc.	4,426
161	MDU Resources Group, Inc.	4,262
205	Public Service Enterprise Group, Inc.	11,459
67	Sempra Energy	7,720
160	WEC Energy Group, Inc.	11,596
		39,463
Oil, Gas & Consumable Fuels (3.4%)
430	Continental Resources, Inc.(a)	19,659
60	HollyFrontier Corp.	3,748
154	Murphy Oil Corp.	4,913
118	ONEOK, Inc.	7,249
470	PBF Energy, Inc.	18,179
152	The Williams Cos., Inc.	3,849
		57,597
Paper & Forest Products (0.3%)
130	Domtar Corp.	5,665
Professional Services (0.9%)
255	Robert Half International, Inc.	15,767
Real Estate Management & Development (0.7%)
169	CBRE Group, Inc., Class A(a)	7,382
262	Realogy Holdings Corp.	5,046
		12,428
Road & Rail (0.9%)
107	Old Dominion Freight Line, Inc.	14,630
Semiconductors & Semiconductor Equipment (2.6%)
154	Advanced Micro Devices, Inc.(a)	3,280
47	Analog Devices, Inc.	4,320
193	Lam Research Corp.	30,294
319	ON Semiconductor Corp.(a)	6,118
		44,012
Software (3.2%)
261	Cadence Design Systems, Inc.(a)	11,755
486	Fortinet, Inc.(a)	35,887
114	Manhattan Associates, Inc.(a)	5,646
		53,288
Specialty Retail (0.9%)
29	Burlington Stores, Inc.(a)	4,807
109	Ross Stores, Inc.	9,548
		14,355
Trading Companies & Distributors (1.3%)
249	HD Supply Holdings, Inc.(a)	9,935
81	MSC Industrial Direct Co., Inc., Class A	7,176
27	Watsco, Inc.	4,150
		21,261
Water Utilities (0.3%)
54	American Water Works Co., Inc.	5,152
Total Common Stocks		1,565,780

Investment in Affiliates (4.2%)
70,478	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.04%(b)	70,478
Total Investment in Affiliates		70,478
Total Investments (Cost $1,478,567) - 97.5%		1,636,258
Other assets in excess of liabilities — 2.5%		42,804
Net Assets - 100.0%		$1,679,062

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2018.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (71.1%)
Aerospace & Defense (1.2%)
2,110	Northrop Grumman Corp.	$548,347
1	United Technologies Corp.	73
		548,420
Airlines (3.0%)
13,735	Delta Air Lines, Inc.	833,852
10,305	Southwest Airlines Co.	562,756
		1,396,608
Banks (1.5%)
9,519	IBERIABANK Corp.	711,545
Biotechnology (8.0%)
6,241	Bluebird Bio, Inc.(a)	766,956
17,465	Esperion Therapeutics, Inc.	928,439
13,447	Gilead Sciences, Inc.	967,377
8,863	Sarepta Therapeutics, Inc.(a)	1,147,493
		3,810,265
Building Products (2.0%)
21,670	USG Corp.	932,677
Chemicals (4.8%)
41,100	Axalta Coating Systems, Ltd.(a)	1,028,733
43,030	Braskem SA ADR	1,212,585
		2,241,318
Commercial Services & Supplies (7.5%)
40,305	Advanced Disposal Services, Inc., Class I(a)	1,086,220
120,425	Covanta Holding Corp.	1,994,238
24,430	Knoll, Inc.	473,209
		3,553,667
Communications Equipment (3.3%)
5,205	Palo Alto Networks, Inc.(a)	900,205
28,000	Radware, Ltd.	638,680
		1,538,885
Construction & Engineering (3.5%)
25,591	Construction Partners, Inc.	250,536
16,337	Fluor Corp.	668,673
20,269	Quanta Services, Inc.(a)	711,442
		1,630,651
Diversified Telecommunication Services (3.4%)
51,401	AT&T, Inc.	1,605,767
Energy Equipment & Services (1.9%)
34,889	Mammoth Energy Services, Inc.	877,807
Entertainment (1.4%)
4,736	Spotify Technology SA	645,896
Interactive Media & Services (3.5%)
846	Alphabet, Inc., Class C(a)	925,888
17,362	Match Group, Inc.	699,168
		1,625,056
Internet & Direct Marketing Retail (2.0%)
7,605	Expedia, Inc.	918,608
Life Sciences Tools & Services (0.6%)
35,534	Pacific Biosciences of California, Inc.(a)	277,876
Machinery (1.5%)
22,323	Altra Industrial Motion Corp.	704,291
Oil, Gas & Consumable Fuels (5.9%)
33,536	The Williams Cos., Inc.	849,131
14,460	TOTAL SA ADR	804,121
6,603	Valero Energy Corp.	527,580
18,670	Viper Energy Partners LP	560,660
		2,741,492
Pharmaceuticals (1.9%)
157,111	MediWound, Ltd.	906,530

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Road & Rail (1.3%)
5,781	Kansas City Southern, Inc.	$595,732
Semiconductors & Semiconductor Equipment (4.2%)
62,634	Everspin Technologies, Inc.	440,317
14,775	Integrated Device Technology, Inc.(a)	708,314
14,278	QUALCOMM, Inc.	831,836
		1,980,467
Software (3.4%)
16,060	Imperva, Inc.(a)	891,491
22,680	Rapid7, Inc.(a)	721,224
		1,612,715
Technology Hardware, Storage & Peripherals (4.1%)
5,140	Apple, Inc.	917,901
43,210	HP, Inc.	993,830
		1,911,731
Trading Companies & Distributors (1.2%)
4,604	United Rentals, Inc.(a)	539,267
Total Common Stocks		33,307,271

Mortgage Backed Securities† (3.0%)
Prime Fixed Mortgage Backed Securities (3.0%)
1,414,574	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(b)(c)	1,415,878
Total Mortgage Backed Securities		1,415,878

Corporate Bonds (18.3%)
Banks (6.4%)
500,000	Bank of America Corp., Series G, 3.13% (US0003M + 66 bps), 7/21/21, Callable 7/21/20 @ 100*	499,789
2,000,000	SunTrust Bank/Atlanta GA, Series B, 2.59% (US0003M + 30 bps), 1/29/21, Callable 1/29/20 @ 100*	1,977,771
500,000	US Bancorp, 3.13% (US0003M + 64 bps), 1/24/22, Callable 12/23/21 @ 100 MTN *	502,330
		2,979,890
Diversified Financial Services (1.9%)
858,000	BP Capital Markets PLC, 4.50%, 10/1/20	873,510
Energy Equipment & Services (2.0%)
978,400	Unit Corp., 6.63%, 5/15/21, Callable 1/7/19 @ 101 *	944,156
Food & Staples Retailing (2.1%)
981,000	Walmart, Inc., 2.60% (US0003M + 23 bps), 6/23/21	982,268
Household Durables (3.3%)
1,519,000	Century Communities, Inc., 6.88%, 5/15/22, Callable 1/7/19 @ 103 *	1,522,038
Semiconductors & Semiconductor (2.7%)
1,290,000	Marvell Technology Group, Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100*	1,276,984
Total Corporate Bonds		8,578,846

Investment Companies (6.1%)

35,360	iShares MSCI Emerging Markets Index Fund ETF	1,452,589
9,195	iShares Trust Russell 2000 ETF	1,403,341
Total Investment Companies		2,855,930

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (5.1%)
$2,409,379	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.04%(d)	$2,409,379
Total Investment in Affiliates		2,409,379

Shares or Principal Amount	Security Description	Value

Total Investments (Cost $48,278,093) - 103.6%		$48,567,304
Liabilities in excess of other assets — (3.6)%		(1,684,065)
Net Assets - 100%		$46,883,239

(a)	Non-income producing security.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2018.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (89.9%)
Auto Components (5.2%)
18,700	Aptiv PLC	$1,344,530
12,800	Visteon Corp.(a)	944,896
		2,289,426
Chemicals (7.5%)
14,000	Albemarle Corp.	1,348,480
10,000	FMC Corp.	827,400
17,900	W.R. Grace & Co.	1,142,736
		3,318,616
Commercial Services & Supplies (2.6%)
69,000	Covanta Holding Corp.	1,142,640
Construction & Engineering (2.0%)
22,000	Fluor Corp.	900,460
Electric Utilities (0.7%)
34	ALLETE, Inc.	2,767
1,055	Duke Energy Corp.	93,441
63	Empresa Distribuidora y Comercializadora Norte ADR	1,622
150	Korea Electric Power Corp. ADR	1,983
743	NextEra Energy, Inc.	135,011
26	Otter Tail Corp.	1,272
196	Pampa Energia SA ADR	6,890
1,518	The Southern Co.	71,847
		314,833
Electrical Equipment (6.7%)
34,100	nVent Electric PLC	853,182
34,000	TPI Composites, Inc.	924,460
47,000	Vestas Wind Systems A/S ADR	1,166,540
		2,944,182
Energy Equipment & Services (13.1%)
1,286	Halliburton Co.	40,419
1,273	Helmerich & Payne, Inc.	77,144
40,000	Mammoth Energy Services, Inc.	1,006,400
2,598	Patterson-UTI Energy, Inc.	36,060
27,439	Schlumberger, Ltd.	1,237,499
65,000	Technipfmc PLC	1,500,849
30,509	Tenaris SA ADR	742,284
54,500	Unit Corp.(a)	1,133,600
		5,774,255
Gas Utilities (0.3%)
560	Atmos Energy Corp.	53,576
17	Chesapeake Utilities Corp.	1,463
346	National Fuel & Gas Co.	18,632
50	New Jersey Resources Corp.	2,427
48	ONE Gas, Inc.	4,084
20	Southwest Gas Holdings, Inc.	1,575
41	Spire, Inc.	3,235
741	UGI Corp.	42,570
		127,562
Independent Power and Renewable Electricity Producers (0.9%)
6,594	AES Corp.	102,141
703	Atlantica Yield PLC	13,793
3,171	NRG Energy, Inc.	121,862
308	Ormat Technologies, Inc.	17,276
5,326	Vistra Energy Corp.(a)	125,054
		380,126
Multi-Utilities (0.8%)
63	CMS Energy Corp.	3,282
49	Consolidated Edison, Inc.	3,937
1,766	Dominion Resources, Inc.	131,567
55	DTE Energy Co.	6,586
96	MDU Resources Group, Inc.	2,541

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multi-Utilities, continued:
2,031	National Grid PLC ADR	$108,557
692	Sempra Energy	79,732
99	Vectren Corp.	7,109
64	WEC Energy Group, Inc.	4,639
		347,950
Oil, Gas & Consumable Fuels (49.8%)
25,300	Anadarko Petroleum Corp.	1,338,370
6,597	BP PLC ADR	266,189
3,976	Chevron Corp.	472,905
182	CNOOC, Ltd. ADR	30,654
22,080	ConocoPhillips	1,461,254
32,100	Continental Resources, Inc.(a)	1,467,612
8,300	Diamondback Energy, Inc.	916,154
32,819	Enbridge, Inc.	1,074,166
13,237	EOG Resources, Inc.	1,367,514
17,502	Exxon Mobil Corp.	1,391,409
1,177	HollyFrontier Corp.	73,527
5,345	Kinder Morgan, Inc.	91,239
108,000	Marathon Oil Corp.	1,802,520
19,503	Marathon Petroleum Corp.	1,270,815
28,000	Noble Energy, Inc.	664,720
8,278	Occidental Petroleum Corp.	581,695
327	ONEOK, Inc.	20,088
7,191	Pembina Pipeline Corp.	242,121
13,053	Phillips 66	1,220,717
6,000	Pioneer Natural Resources Co.	886,500
849	Royal Dutch Shell PLC ADR, Class A	51,280
17,000	The Williams Cos., Inc.	430,440
29,982	TOTAL SA ADR	1,667,299
30,950	TransCanada Corp.	1,266,474
7,562	Valero Energy Corp.	604,204
45,000	Viper Energy Partners LP	1,351,350
		22,011,216
Water Utilities (0.4%)
311	American States Water Co.	20,862
1,197	American Water Works Co., Inc.	114,206
1,125	Aqua America, Inc.	38,576
18	Connecticut Water Service, Inc.	1,252
27	SJW Group	1,513
		176,409
Total Common Stocks		39,727,675
Corporate Bonds (7.6%)
Diversified Financial Services (1.2%)
$550,000	Shell International Finance BV, 3.25%, 5/11/25	533,048
Energy Equipment & Services (3.5%)
510,000	Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100*	300,900
421,000	Ensco PLC, 8.00%, 1/31/24, Callable 10/31/23 @ 100*	383,110
395,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100*	371,938
675,000	Transocean, Inc., 6.80%, 3/15/38	486,000
		1,541,948
Oil, Gas & Consumable Fuels (2.9%)
400,000	Diamondback Energy, Inc., 5.38%, 5/31/25, Callable 5/31/20 @ 104 *	395,500
400,000	Oasis Petroleum, Inc., 6.88%, 3/15/22, Callable 1/7/19 @ 102 *	395,000

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

November 30, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
$500,000	Whiting Petroleum Corp., 6.63%, 1/15/26, Callable 10/15/25 @ 100*	$481,250
		1,271,750
Total Corporate Bonds		3,346,746

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (2.2%)
965,239	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 2.04%(b)	$965,239
Total Investment in Affiliates		965,239
Total Investments (Cost $43,557,186)(c) - 99.7%		44,039,660
Other assets in excess of liabilities — 0.3%		149,374
Net Assets - 100%		$44,189,034

The Advisor has determined that 50.6% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

1.    Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of November 30, 2018, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust. The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund are also authorized to issue an unlimited number of C Shares.  The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares and Select Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares, and the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of the Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

●	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

The following is a summary categorization, as of November 30, 2018, of each Fund’s investments in the fair value hierarchy:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$419,695,060	$—	$419,695,060
Repurchase Agreements	—	791,400,000	—	791,400,000
Investment Companies	154,656,001	—	—	154,656,001

Total Investments	154,656,001	1,211,095,060	—	1,365,751,061

Government Securities Money Market
U.S. Government Agency Securities	—	219,820,636	—	219,820,636
U.S. Treasury Obligations	—	449,685,924	—	449,685,924
Repurchase Agreements	—	840,900,000	—	840,900,000
Investment Companies	162,316,408	—	—	162,316,408

Total Investments	162,316,408	1,510,406,560	—	1,672,722,968

Limited Duration Fund
Asset Backed Securities	—	9,979,390	—	9,979,390
Mortgage Backed Securities[1]	—	42,450,561	—	42,450,561
Corporate Bonds[2]	—	15,218,853	—	15,218,853
Taxable Municipal Bonds[3]	—	2,414,377	—	2,414,377
U.S. Treasury Obligations	—	25,236,969	—	25,236,969
Investment in Affiliates	6,607,135	—	—	6,607,135

Total Investments	6,607,135	95,300,150	—	101,907,285

Moderate Duration Fund
Asset Backed Securities	—	1,268,929	—	1,268,929
Mortgage Backed Securities[1]	—	8,147,741	—	8,147,741
Corporate Bonds[2]	—	5,386,179	—	5,386,179
Taxable Municipal Bonds[3]	—	3,099,161	—	3,099,161
U.S. Government Agency Securities	—	2,455,360	—	2,455,360
U.S. Treasury Obligations	—	7,550,018	—	7,550,018
Investment in Affiliates	614,902	—	—	614,902

Total Investments	614,902	27,907,388	—	28,522,290

Bond Fund
Asset Backed Securities	—	2,578,357	—	2,578,357
Mortgage Backed Securities[1]	—	28,531,799	—	28,531,799
Corporate Bonds[2]	—	16,141,382	—	16,141,382
Taxable Municipal Bonds[3]	—	12,596,103	—	12,596,103
U.S. Government Agency Securities	—	9,600,709	—	9,600,709
U.S. Treasury Obligations	—	28,476,382	—	28,476,382
Investment in Affiliates	2,105,622	—	—	2,105,622

Total Investments	2,105,622	97,924,732	—	100,030,354

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Strategic Enhanced Yield Fund
Asset Backed Securities	$—	$267,234	$—	$267,234
Mortgage Backed Securities[1]	—	733,364	—	733,364
Corporate Bonds[2]	—	77,617	—	77,617
U.S. Treasury Obligations	—	461,018	—	461,018
Investment in Affiliates	172,038	—	—	172,038

Total Investments	172,038	1,539,233	—	1,711,271

Ultra Short Tax-Free Income Fund
Municipal Bonds[3]	—	12,195,474	—	12,195,474
Investment in Affiliates	71,697	—	—	71,697

Total Investments	71,697	12,195,474	—	12,267,171

Active Core Fund
Common Stocks[2]	23,251,767	—	—	23,251,767
Asset Backed Securities	—	787,999	—	787,999
Mortgage Backed Securities[1]	—	5,581,927	—	5,581,927
Corporate Bonds[2]	—	3,625,002	—	3,625,002
Taxable Municipal Bonds[3]	—	2,812,414	—	2,812,414
U.S. Government Agency Securities	—	1,874,945	—	1,874,945
U.S. Treasury Obligations	—	6,148,317	—	6,148,317
Investment Companies	3,000,974	—	—	3,000,974
Investment in Affiliates	2,447,921	—	—	2,447,921

Total Investments	28,700,662	20,830,604	—	49,531,266

Mid Cap Core Equity Fund
Common Stocks[2]	1,565,780	—	—	1,565,780
Investment in Affiliates	70,478	—	—	70,478

Total Investments	1,636,258	—	—	1,636,258

Opportunistic Fund
Common Stocks[2]	33,307,271	—	—	33,307,271
Mortgage Backed Securities[1]	—	1,415,878	—	1,415,878
Corporate Bonds[2]	—	8,578,846	—	8,578,846
Investment Companies	2,855,930	—	—	2,855,930
Investment in Affiliates	2,409,379	—	—	2,409,379

Total Investments	38,572,580	9,994,724	—	48,567,304

World Energy Fund
Common Stocks[2]	39,727,675	—	—	39,727,675
Corporate Bonds[2]	—	3,346,746	—	3,346,746
Investment in Affiliates	965,239	—	—	965,239

Total Investments	40,692,914	3,346,746	—	44,039,660

1	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
2	Please see the Schedule of Portfolio Investments for Industry classification.
3	Please see the Schedule of Portfolio Investments for State classification.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Securities Valuation:

The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.  Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity, and of sufficient credit quality, are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Opportunistic Fund engaged in limited short sale activity during the period ending November 30, 2018; no short securities were held as of November 30, 2018.

Purchased Call Options:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of their total assets.

The Funds did not engage in purchased options activity during the period ending November 30, 2018.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of November 30, 2018 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Limited Duration Fund:
Cazenovia Creek Funding II LLC, Series 2018-1A, A, 3.56%, 7/15/30	08/22/18	$1,643,382	$1,643,545	$1,638,401
Sun Trust Student Loan Trust, Series 2006-1A, B, 2.78%, 10/28/37	05/26/17 and 04/11/18	1,090,436	1,187,784	1,071,027

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

3.    Credit Risk and Other Risk Considerations:

Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2018 (Unaudited)

The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Active Core Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

Mid Cap Core Equity Fund invests primarily in a diversified portfolio of common stocks of Mid Cap U.S. companies which are subject to foreign investment risk; as with stock, fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*		/s/ James L. Huntzinger
James L. Huntzinger, President

Date	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James L. Huntzinger
James L. Huntzinger, President

Date	January 22, 2019

By (Signature and Title)*		Joel B. Engle
Joel B. Engle, Treasurer

Date	January 22, 2019

* Print the name and title of each signing officer under his or her signature.